UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-06563

Calvert World Values Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(301) 951-4800
(Registrant's telephone number)

September 30
Date of Fiscal Year End

March 31, 2017
Date of Reporting Period

Item 1. Report to Stockholders.

Calvert International Equity Fund

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

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2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
29	Special Meeting of Shareholders
31	Board Approval of Investment Advisory Agreement
34	Officers and Trustees
35	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Christopher M. Dyer, CFA and Ian Kirwan of Eaton Vance Management (International) Limited; Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/02/1992	07/02/1992	3.42%	5.53%	3.83	-2.20%
Class A with 4.75% Maximum Sales Charge	—	—	-1.48	0.49	2.82	-2.67
Class C at NAV	03/01/1994	07/02/1992	3.02	4.75	2.94	-3.03
Class C with 1% Maximum Sales Charge	—	—	2.02	3.75	2.94	-3.03
Class I at NAV	02/26/1999	07/02/1992	3.59	5.96	4.43	-1.56
Class Y at NAV	10/31/2008	07/02/1992	3.55	5.82	4.17	-1.89

MSCI EAFE Index			6.48%	11.67%	5.83%	1.05%

Ticker Symbol			Class A	Class C	Class I	Class Y
			CWVGX	CWVCX	CWVIX	CWEYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			1.55%	2.48%	1.04%	1.16%
Net			1.34	2.09	0.96	1.09

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST STOCK HOLDINGS (% of net assets)

Financials	20.4%	Nestle SA	3.8%
Industrials	14.8%	iShares MSCI Japan ETF	3.0%
Consumer Discretionary	12.0%	Nippon Telegraph & Telephone Corp.	2.6%
Consumer Staples	11.9%	Prudential plc	2.5%
Health Care	11.7%	Iberdrola SA	2.5%
Information Technology	6.8%	Samsonite International SA	2.4%
Telecommunication Services	5.3%	Unilever plc	2.4%
Materials	3.6%	Kerry Group plc, Class A	2.4%
Exchange-Traded Funds	2.9%	Novo Nordisk A/S, Class B	2.3%
Energy	2.9%	Roche Holding AG	2.3%
Utilities	2.5%	Total	26.2%
High Social Impact Investments	1.9%
Real Estate	1.5%
Time Deposit	1.0%
Venture Capital Limited Partnership Interest	0.5%
Venture Capital	0.3%
Total	100.0%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class Y is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 3

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	1.36%	$1,000.00	$1,034.20	$6.90
Hypothetical (5% return per year before expenses)	1.36%	$1,000.00	$1,018.15	$6.84
Class C
Actual	2.12%	$1,000.00	$1,030.20	$10.73
Hypothetical (5% return per year before expenses)	2.12%	$1,000.00	$1,014.36	$10.65
Class I
Actual	0.96%	$1,000.00	$1,035.90	$4.87
Hypothetical (5% return per year before expenses)	0.96%	$1,000.00	$1,020.15	$4.84
Class Y
Actual	1.11%	$1,000.00	$1,035.50	$5.63
Hypothetical (5% return per year before expenses)	1.11%	$1,000.00	$1,019.40	$5.59

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4 calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 93.7%
Australia - 4.9%
Brambles Ltd.	462,187	3,300,684
Challenger Ltd.	345,801	3,314,321
Commonwealth Bank of Australia	75,351	4,941,144
		11,556,149

Belgium - 3.5%
KBC Groep NV	66,032	4,377,454
UCB SA	50,632	3,927,432
		8,304,886

Canada - 2.3%
CAE, Inc.	355,943	5,438,780

Denmark - 5.1%
Novo Nordisk A/S, Class B	159,216	5,467,308
Novozymes A/S, Class B	98,812	3,914,894
Pandora A/S	24,424	2,703,207
		12,085,409

France - 3.7%
Kering	15,801	4,084,002
Legrand SA	75,334	4,534,922
		8,618,924

Germany - 5.2%
Brenntag AG	59,818	3,352,599
Continental AG	18,506	4,057,443
SAP SE	48,737	4,781,487
		12,191,529

Hong Kong - 2.4%
Samsonite International SA	1,584,880	5,763,356

Ireland - 6.4%
CRH plc	130,310	4,589,411
Kerry Group plc, Class A	71,324	5,607,717
Shire plc	84,479	4,922,348
		15,119,476

calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Japan - 18.2%
Astellas Pharma, Inc.	198,264	2,614,887
Fuji Heavy Industries Ltd.	106,638	3,911,298
Kao Corp.	69,441	3,813,459
Komatsu Ltd.	168,202	4,405,761
Kubota Corp.	233,208	3,515,255
Mitsubishi Estate Co. Ltd.	191,637	3,492,902
Mitsubishi UFJ Financial Group, Inc.	729,796	4,597,107
Nippon Telegraph & Telephone Corp.	142,147	6,077,256
Santen Pharmaceutical Co. Ltd. (a)	288,392	4,188,944
Seven & I Holdings Co. Ltd.	101,117	3,972,242
Sumco Corp.	139,100	2,323,557
		42,912,668

Kenya - 0.5%
Safaricom Ltd.	6,402,645	1,136,454

Luxembourg - 1.6%
Tenaris SA	221,093	3,823,217

Netherlands - 4.2%
ASML Holding NV	39,933	5,298,821
ING Groep NV	304,572	4,600,335
		9,899,156

Singapore - 1.8%
DBS Group Holdings Ltd.	300,928	4,168,422

South Africa - 0.5%
Aspen Pharmacare Holdings Ltd.	55,580	1,137,130

Spain - 4.0%
Iberdrola SA	810,750	5,792,718
Industria de Diseno Textil SA	102,138	3,596,947
		9,389,665

Sweden - 1.1%
Swedbank AB, Class A (a)	111,819	2,587,318

Switzerland - 8.1%
Credit Suisse Group AG *	321,249	4,779,743
Nestle SA	116,009	8,903,890
Roche Holding AG	21,358	5,461,958
		19,145,591

Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	111,227	3,652,695

6 calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
United Kingdom - 18.6%
Ashtead Group plc	154,352	3,194,976
Aviva plc	644,021	4,297,592
John Wood Group plc	316,278	3,021,436
Melrose Industries plc	1,187,019	3,316,493
Prudential plc	282,456	5,966,405
St James's Place plc	356,205	4,741,423
Unilever plc	116,675	5,755,258
Vodafone Group plc	2,018,645	5,260,557
Weir Group plc (The)	167,315	4,024,793
WPP plc	194,736	4,268,433
		43,847,366

Total Common Stocks (Cost $212,999,832)		220,778,191

PREFERRED STOCKS - 0.1%

Venture Capital - 0.1%
Bioceptive, Inc.:
Series A *(b)(c)	582,574	—
Series B *(b)(c)	40,523	—
FINAE, Series D *(b)(c)	2,597,442	206,716
		206,716

Total Preferred Stocks (Cost $521,381)		206,716

EXCHANGE-TRADED FUNDS - 3.0%
iShares MSCI Japan ETF	135,022	6,953,633

Total Exchange-Traded Funds (Cost $6,823,763)		6,953,633

		VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.5%
Africa Renewable Energy Fund LP *(b)(c)		560,172
BFSE Holding, BV LP *(b)(c)		203,282
Blackstone Clean Technology Partners LP *(b)(c)		12,652
China Environment Fund 2004 LP *(b)(c)		3,787
Emerald Sustainability Fund I LP *(b)(c)		115,840
gNet Defta Development Holding LLC *(b)(c)(d)		295,471
SEAF Central and Eastern European Growth Fund LLC *(b)(c)(d)		69,489
SEAF India International Growth Fund LP *(b)(c)		26,614
Terra Capital LP *(b)(c)		—

Total Venture Capital Limited Partnership Interest (Cost $2,985,553)		1,287,307

calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%
AFIG LLC, 6.00%, 10/17/17 (b)(c)	450,953	448,987
Windhorse International-Spring Health Water Ltd., 1.00%, 3/14/18 (b)(c)(e)	70,000	52,500

Total Venture Capital Debt Obligations (Cost $520,953)		501,487

HIGH SOCIAL IMPACT INVESTMENTS - 2.0%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (b)(d)	4,431,583	4,147,031
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(c)(f)	220,000	195,800
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (b)(c)(f)	283,000	266,020

Total High Social Impact Investments (Cost $4,934,583)		4,608,851

		VALUE ($)
OTHER - 0.0%
Powerspan Corp., Contingent Deferred Distribution *(b)(c)		—

Total Other (Cost $—)		—

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.0%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	2,360,596	2,360,596

Total Time Deposit (Cost $2,360,596)		2,360,596

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	5,707,554	5,707,554

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $5,707,554)		5,707,554

TOTAL INVESTMENTS (Cost $236,854,215) - 102.9%		242,404,335
Other assets and liabilities, net - (2.9%)		(6,894,494)
NET ASSETS - 100.0%		$235,509,841

8 calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

At March 31, 2017, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENT*

Financials	20.4%
Industrials	14.8%
Consumer Discretionary	12.0%
Consumer Staples	11.9%
Health Care	11.7%
Information Technology	6.8%
Telecommunication Services	5.3%
Materials	3.6%
Exchange-Traded Funds	2.9%
Energy	2.9%
Utilities	2.5%
High Social Impact Investments	1.9%
Real Estate	1.5%
Time Deposit	1.0%
Venture Capital Limited Partnership Interest	0.5%
Venture Capital	0.3%
Total	100.0%

*Does not include Short Term Investment of Cash Collateral for Securities Loaned.

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $5,163,831 as of March 31, 2017.
(b) Restricted security. Total market value of restricted securities amounts to $6,604,361, which represents 2.8% of the net assets of the Fund as of March 31, 2017.
(c) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).
(d) Affiliated company (see Note G).
(e) Security defaulted as to principal and interest in March 2013. It has been restructured at a 9% rate maturing on March 14, 2018 with 1% to be paid annually and the remaining interest due at maturity. This security is currently accruing at 1%.

(f) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2017.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange-Traded Fund
See notes to financial statements.

calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 9

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
AFIG LLC, 6.00%, 10/17/17	10/11/12	450,953
Africa Renewable Energy Fund LP	4/17/14-3/6/17	635,688
BFSE Holding, BV LP	1/12/06-8/9/16	610,427
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	78,853
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	4,431,583
China Environment Fund 2004 LP	9/15/05-4/1/09	—
Emerald Sustainability Fund I LP	7/19/01-5/17/11	425,186
FINAE, Series D	2/28/11-11/16/15	252,686
gNet Defta Development Holding LLC	8/30/05	400,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	220,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	283,000
Powerspan Corp., Contingent Deferred Distribution	7/11/14	—
SEAF Central and Eastern European Growth Fund LLC	8/10/00-8/26/11	155,418
SEAF India International Growth Fund LP	3/22/05-5/24/10	210,391
Terra Capital LP	11/23/98-3/14/06	469,590
Windhorse International-Spring Health Water Ltd., 1.00%, 3/14/18	2/12/14	70,000
See notes to financial statements.

10 calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL EQUITY FUND
STATEMENT OF ASSSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value (Cost $231,867,214) - see accompanying schedule	$237,892,344
Investments in affiliated securities, at value (Cost $4,987,001) - see accompanying schedule	4,511,991
Cash	32,076
Foreign currency, at value (Cost $186,508)	185,761
Receivable for securities sold	380,273
Receivable for Fund shares sold	165,885
Dividends and interest receivable	874,804
Interest receivable - affiliated	19,757
Securities lending income receivable	57
Directors' deferred compensation plan	212,952
Tax reclaims receivable	604,527
Receivable from affiliate	54,785
Total assets	244,935,212

LIABILITIES
Payable for securities purchased	2,417,771
Collateral for securities loaned	5,707,554
Payable for Fund shares redeemed	708,087
Payable to affiliates:
Investment advisory fee	151,567
Administrative fees	24,251
Distribution Plan expenses	37,740
Sub-transfer agent fee	8,742
Directors' fees and expenses	3,697
Directors' deferred compensation plan	212,952
Accrued expenses and other liabilities	153,010
Total liabilities	9,425,371
Commitments and Contingencies (see Note I)
NET ASSETS	$235,509,841

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(250,000,000 shares of $0.01 par value authorized)	$398,646,704
Accumulated distributions in excess of net investment income	(443,765)
Accumulated net realized gain (loss)	(168,220,752)
Net unrealized appreciation (depreciation)	5,527,654
NET ASSETS	$235,509,841

NET ASSET VALUE PER SHARE
Class A (based on net assets of $125,992,496 and 8,082,361 shares outstanding)	$15.59
Class C (based on net assets of $12,611,872 and 938,986 shares outstanding)	$13.43
Class I (based on net assets of $77,748,193 and 4,686,109 shares outstanding)	$16.59
Class Y (based on net assets of $19,157,280 and 1,165,198 shares outstanding)	$16.44

calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 11

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$16.37
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

12 calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $200,135)	$2,587,656
Interest income	22,070
Interest income - affiliated	22,012
Securities lending income	6,528
Other income	762
Total investment income	2,639,028

Expenses:
Investment advisory fee	1,051,659
Administrative fees	169,007
Transfer agency fees and expenses:
Class A	194,270
Class C	24,000
Class I	9,739
Class Y	11,671
Distribution Plan expenses:
Class A	171,474
Class C	63,514
Directors' fees and expenses	17,979
Accounting fees	45,991
Custodian fees	68,731
Professional fees	57,897
Registration fees:
Class A	10,062
Class C	6,611
Class I	8,838
Class Y	9,342
Reports to shareholders	24,692
Miscellaneous	33,601
Total expenses	1,979,078
Reimbursement from Adviser:
Class A	(159,542)
Class C	(26,403)
Class I	(62,536)
Class Y	(14,731)
Net expenses	1,715,866
NET INVESTMENT INCOME (LOSS)	923,162

calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 13

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	10,270,094
Foreign currency transactions	(57,659)
10,212,435

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(4,579,888)
Investments in affiliated securities	(228,530)
Foreign currency	(6,748)
(4,815,166)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,397,269

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,320,431
See notes to financial statements.

14 calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$923,162	$8,117,904
Net realized gain (loss)	10,212,435	(42,935,803)
Net change in unrealized appreciation (depreciation)	(4,815,166)	36,536,742

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,320,431	1,718,843

Distributions to shareholders from:
Net investment income:
Class A shares	(3,452,931)	(1,496,038)
Class C shares	(255,867)	(82,845)
Class I shares	(4,232,336)	(2,202,975)
Class Y shares	(513,395)	(342,786)
Total distributions	(8,454,529)	(4,124,644)

Capital share transactions:
Shares sold:
Class A shares	8,531,422	26,167,775
Class C shares	580,797	1,231,606
Class I shares	26,591,729	50,232,783
Class Y shares	6,714,474	11,645,127
Reinvestment of distributions:
Class A shares	2,962,903	1,309,720
Class C shares	219,647	71,438
Class I shares	2,183,790	1,301,923
Class Y shares	375,908	257,139
Shares redeemed:
Class A shares	(42,391,323)	(36,344,297)
Class C shares	(1,901,410)	(3,472,568)
Class I shares	(88,850,472)	(58,854,335)
Class Y shares	(11,405,967)	(8,434,840)
Total capital share transactions	(96,388,502)	(14,888,529)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(98,522,600)	(17,294,330)

NET ASSETS
Beginning of period	334,032,441	351,326,771
End of period (including accumulated undistributed (distributions in excess of) net investment income of ($443,765) and $7,087,602, respectively)	$235,509,841	$334,032,441

See notes to financial statements.

calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 15

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	564,124	1,699,772
Class C shares	44,874	92,905
Class I shares	1,656,222	3,127,271
Class Y shares	418,825	714,196
Reinvestment of distributions:
Class A shares	201,970	81,501
Class C shares	17,336	5,143
Class I shares	139,987	76,136
Class Y shares	24,315	15,188
Shares redeemed:
Class A shares	(2,806,687)	(2,364,869)
Class C shares	(146,229)	(262,210)
Class I shares	(5,584,809)	(3,553,323)
Class Y shares	(717,469)	(528,729)
Total capital share activity	(6,187,541)	(897,019)

See notes to financial statements.

16 calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS A SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012(a)
Net asset value, beginning	$15.49	$15.62	$16.51	$16.44	$13.49	$11.84
Income from investment operations:
Net investment income	0.04	0.34(b)	0.18	0.15	0.08	0.12
Net realized and unrealized gain (loss)	0.46	(0.33)	(0.97)	0.02	2.98	1.68
Total from investment operations	0.50	0.01	(0.79)	0.17	3.06	1.80
Distributions from:
Net investment income	(0.40)	(0.14)	(0.10)	(0.10)	(0.11)	(0.15)
Total distributions	(0.40)	(0.14)	(0.10)	(0.10)	(0.11)	(0.15)
Total increase (decrease) in net asset value	0.10	(0.13)	(0.89)	0.07	2.95	1.65
Net asset value, ending	$15.59	$15.49	$15.62	$16.51	$16.44	$13.49
Total return (c)	3.42%	0.04%	(4.78%)	0.99%	22.82%	15.34%
Ratios to average net assets: (d)
Net investment income	0.57%(e)	2.20%(b)	1.08%	0.88%	0.52%	0.96%
Total expenses	1.60%(e)	1.62%	1.67%	1.66%	1.76%	1.84%
Net expenses	1.36%(e)	1.38%	1.54%	1.66%	1.76%	1.80%
Portfolio turnover	101%	94%	97%	82%	40%	43%
Net assets, ending (in thousands)	$125,992	$156,757	$167,225	$263,718	$242,464	$183,588

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.013 per share and 0.08% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS C SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012(a)
Net asset value, beginning	$13.31	$13.47	$14.27	$14.26	$11.71	$10.26
Income from investment operations:
Net investment income (loss)	(0.01)	0.19(b)	0.04	(0.01)	(0.05)	0.01
Net realized and unrealized gain (loss)	0.40	(0.28)	(0.84)	0.02	2.60	1.45
Total from investment operations	0.39	(0.09)	(0.80)	0.01	2.55	1.46
Distributions from:
Net investment income	(0.27)	(0.07)	—	—	—	(0.01)
Total distributions	(0.27)	(0.07)	—	—	—	(0.01)
Total increase (decrease) in net asset value	0.12	(0.16)	(0.80)	0.01	2.55	1.45
Net asset value, ending	$13.43	$13.31	$13.47	$14.27	$14.26	$11.71
Total return (c)	3.02%	(0.68%)	(5.61%)	0.07%	21.78%	14.23%
Ratios to average net assets: (d)
Net investment income (loss)	(0.17%)(e)	1.42%(b)	0.31%	(0.06%)	(0.40%)	0.05%
Total expenses	2.53%(e)	2.55%	2.58%	2.57%	2.65%	2.72%
Net expenses	2.12%(e)	2.14%	2.37%	2.57%	2.65%	2.69%
Portfolio turnover	101%	94%	97%	82%	40%	43%
Net assets, ending (in thousands)	$12,612	$13,613	$15,997	$17,173	$17,746	$15,922

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.011 per share and 0.08% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

18 calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS I SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012(a)
Net asset value, beginning	$16.53	$16.73	$17.68	$17.69	$14.52	$12.70
Income from investment operations:
Net investment income	0.07	0.44(b)	0.30	0.28	0.17	0.24
Net realized and unrealized gain (loss)	0.50	(0.36)	(1.05)	0.02	3.24	1.79
Total from investment operations	0.57	0.08	(0.75)	0.30	3.41	2.03
Distributions from:
Net investment income	(0.51)	(0.28)	(0.20)	(0.31)	(0.24)	(0.21)
Total distributions	(0.51)	(0.28)	(0.20)	(0.31)	(0.24)	(0.21)
Total increase (decrease) in net asset value	0.06	(0.20)	(0.95)	(0.01)	3.17	1.82
Net asset value, ending	$16.59	$16.53	$16.73	$17.68	$17.69	$14.52
Total return (c)	3.59%	0.41%	(4.27%)	1.64%	23.74%	16.16%
Ratios to average net assets: (d)
Net investment income	0.82%(e)	2.67%(b)	1.68%	1.53%	1.07%	1.71%
Total expenses	1.07%(e)	1.04%	1.03%	1.02%	1.06%	1.09%
Net expenses	0.96%(e)	0.95%	0.98%	1.02%	1.06%	1.06%
Portfolio turnover	101%	94%	97%	82%	40%	43%
Net assets, ending (in thousands)	$77,748	$140,129	$147,614	$92,318	$82,499	$101,203

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.014 per share and 0.09% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 19

CALVERT INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS Y SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012(a)
Net asset value, beginning	$16.35	$16.54	$17.45	$17.38	$14.25	$12.45
Income from investment operations:
Net investment income	0.07	0.40(b)	0.27	0.23	0.14	0.18
Net realized and unrealized gain (loss)	0.48	(0.35)	(1.05)	0.02	3.15	1.77
Total from investment operations	0.55	0.05	(0.78)	0.25	3.29	1.95
Distributions from:
Net investment income	(0.46)	(0.24)	(0.13)	(0.18)	(0.16)	(0.15)
Total distributions	(0.46)	(0.24)	(0.13)	(0.18)	(0.16)	(0.15)
Total increase (decrease) in net asset value	0.09	(0.19)	(0.91)	0.07	3.13	1.80
Net asset value, ending	$16.44	$16.35	$16.54	$17.45	$17.38	$14.25
Total return (c)	3.55%	0.28%	(4.52%)	1.41%	23.27%	15.80%
Ratios to average net assets: (d)
Net investment income	0.86%(e)	2.50%(b)	1.52%	1.27%	0.90%	1.36%
Total expenses	1.27%(e)	1.23%	1.37%	1.31%	1.41%	1.46%
Net expenses	1.11%(e)	1.13%	1.22%	1.31%	1.39%	1.39%
Portfolio turnover	101%	94%	97%	82%	40%	43%
Net assets, ending (in thousands)	$19,157	$23,534	$20,491	$17,479	$10,367	$7,535

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.014 per share and 0.09% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

20 calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert World Values Fund, Inc. (the “Corporation”) was organized as a Maryland corporation on February 14, 1992, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates four (4) separate series, or mutual funds, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert International Equity Fund (the “Fund”). The Corporation is authorized to issue two billion shares of common stock, $0.01 par value per share, of which 250 million shares have been allocated to the Fund.
The investment objective of the Fund is to seek to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks. The Fund is diversified and invests primarily in equity securities of foreign companies.
The Fund offers Class A, Class C, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 4.75%. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1 million. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to the Fund's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 21

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stocks and preferred stocks for which market quotations are readily available are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value these securities each business day. The third party fair value pricing service takes into account many factors, including, but not limited to, movements in U.S. securities markets and changes in futures contracts and foreign exchange rates that have occurred after the close of the principal foreign market, to determine a fair value as of the close of the New York Stock Exchange. Such securities are categorized as Level 2 in the hierarchy.
Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Investments in venture capital limited partnerships are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.
For restricted securities and private placements (debt and equity) where observable inputs may be limited, assumptions about market activity and risk are used and such securities are categorized as either Level 2 or Level 3 in the hierarchy depending on the relative significance of valuation inputs.
Debt securities, other than venture capital debt securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities.
Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ

22 calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2017, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
Common Stocks
Canada	$5,438,780	$—		$—	$5,438,780
Ireland	5,607,717	9,511,759		—	15,119,476
Kenya	1,136,454	—		—	1,136,454
Taiwan	3,652,695	—		—	3,652,695
United Kingdom	3,316,493	40,530,873		—	43,847,366
Other Countries*	—	151,583,420		—	151,583,420
Total Common Stocks	$19,152,139	$201,626,052	**	$—	$220,778,191
Preferred Stocks - Venture Capital	—	—		206,716	206,716
Exchange-Traded Funds	6,953,633	—		—	6,953,633
Venture Capital Limited Partnership Interest	—	—		1,287,307	1,287,307
Venture Capital Debt Obligations	—	—		501,487	501,487
High Social Impact Investments	—	4,147,031		461,820	4,608,851
Other	—	—		—	—
Time Deposit	—	2,360,596		—	2,360,596
Short Term Investment of Cash Collateral For Securities Loaned	5,707,554	—		—	5,707,554
TOTAL	$31,813,326	$208,133,679		$2,457,330^	$242,404,335

* For further breakdown of equity securities by country, please refer to the Schedule of Investments. Venture Capital is not included in this category.
** Includes certain securities trading primarily outside the U.S. where the value was adjusted as a result of significant market movements following the close of local trading.
^ Level 3 securities represent 1.0% of net assets.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedule of Investments.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 23

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Fund following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Fund and CRM (the “Transaction”).
For its services pursuant to the new investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.75% of the Fund's average daily net assets up to and including $250 million and 0.725% over $250 million up to and including $500 million. On net assets over $500 million, the annual fee is reduced. Pursuant to a sub-advisory agreement effective December 31, 2016, CRM pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment advisory fee for sub-advisory services provided to the Fund. Prior to December 31, 2016, CIM, a direct subsidiary of Calvert Investments, Inc. and an indirect subsidiary of Ameritas Holding Company, provided investment advisory services to the Fund. For its services, CIM received a fee at the same annual rate as the Fund’s investment advisory agreement with CRM. For the six months ended March 31, 2017, the investment advisory fee amounted to $1,051,659 or 0.75% (annualized), of which $468,450 was paid to CRM and $583,209 was paid to CIM.
CRM and EVMI have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.33%, 2.08%, 0.95% and 1.08% for Class A, Class C, Class I and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement may be changed or terminated after January 31, 2018. Prior to December 31, 2016, CIM contractually agreed to limit net annual fund operating expenses to 1.38%, 2.14%, 0.95% and 1.13% for Class A, Class C, Class I and Class Y, respectively, of such class’ average daily net assets. For the six months ended March 31, 2017, CRM and EVMI waived or reimbursed in total expenses of $160,757 and CIM waived or reimbursed expenses of $102,455.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Fund at an annual rate of 0.12% of the Fund's average daily net assets, payable monthly. For the six months ended March 31, 2017, CRM was paid administrative fees of $70,055 and CIAS was paid administrative fees of $93,952.
The Fund adopted a new distribution plan for Class A shares (Class A Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act, which were approved by the Board of Directors and became effective as of December 31, 2016 or shortly thereafter upon approval by the shareholders of the respective class. Pursuant to the Class A Plan and Class C Plan, the Fund pays a distribution fee of 0.25% and 0.75% per annum for Class A and Class C, respectively, and a service fee of 0.25% per annum for Class C of its average daily net assets attributable to such class for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided. Pursuant to the Fund’s former distribution plans for Class A shares and Class C shares, the Fund was permitted to pay certain expenses associated with the distribution and servicing of its Class A and Class C shares not to exceed 0.35% for Class A and 1.00% for Class C of the Fund’s average daily net assets

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with respect to such class. Effective December 31, 2016, the fees are paid to Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter. Prior to December 31, 2016, the fees were paid to Calvert Investment Distributors, Inc. (CID), an affiliate of CIM and the Fund’s former distributor and principal underwriter. Distribution and service fees paid or accrued for the six months ended March 31, 2017 amounted to $171,474 or 0.25% per annum of Class A’s average daily net assets, of which $80,121 was paid to EVD and $91,353 was paid to CID, and $63,514 or 1.00% per annum of Class C’s average daily net assets, of which $31,345 was paid to EVD and $32,169 was paid to CID.
The Fund was informed that EVD and CID received $5,206 and $3,865, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Fund was also informed that EVD and CID received $200 and $846, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period.
Effective December 31, 2016, EVM provides sub-transfer agency services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016, Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Fund and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees paid to EVM were $20,467 and shareholder servicing fees paid to CIS were $21,597. Such fees are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Director of the Fund who was not an employee of CIM or its affiliates received a fee of $3,000 for each Board meeting attended plus an annual fee of $52,000. Committee members received $500 for each Committee meeting attended plus an annual fee of $2,500. Committee chairs received an additional annual retainer ranging from $6,000 to $10,000. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds’ Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser’s Chief Executive Officer and four additional members. Each member (other than the Adviser’s Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $277,565,192 and $378,070,068, respectively.
At September 30, 2016, the Fund, for federal income tax purposes, had the following capital loss carryforwards which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

Capital Loss Carryforwards
EXPIRATION DATE
2017	($19,653,830)
2018	(105,942,268)
2019	(10,386,632)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration. The Fund's use of net capital losses acquired from reorganizations may be limited under certain tax provisions.

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The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Unrealized appreciation	$12,963,443
Unrealized (depreciation)	(8,369,417)
Net unrealized appreciation (depreciation)	$4,594,026

Federal income tax cost of investments	$237,810,309
NOTE D — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The total value of securities on loan was $5,163,831 as of March 31, 2017.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017.

	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$5,707,554	$—	$—	$—	$5,707,554
Amount of recognized liabilities for securities lending transactions					$5,707,554
The carrying amount of the liability for collateral for securities loaned at March 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at March 31, 2017.
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2017.
For the six months ended March 31, 2017, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$1,135,718	1.99%	$28,600,000	January 2017

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NOTE F — CAPITAL SHARES
At March 31, 2017, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund owned in the aggregate 20.9% of the value of the outstanding shares of the Fund.
NOTE G — AFFILIATED COMPANIES
The Fund invests a portion of its assets designated for high social impact investments in notes issued by the Calvert Social Investment Foundation (the “Foundation”) pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Fund relies on exemptive relief to invest in the notes because the Fund’s investments in the notes may be considered prohibited transactions between affiliated persons under the 1940 Act. The Foundation may be considered an affiliated person of the Calvert Funds based on the overlap between the Foundation’s Board of Directors and the Funds’ Directors/Trustees and other potential affiliations. The Foundation has licensed use of the Calvert name from the Adviser, and the Adviser’s President and Chief Executive Officer serves on the Foundation Board. The Foundation is not owned or otherwise controlled by the Adviser or its affiliates.
In addition, an affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. Transactions in affiliated companies by the Fund for the six months ended March 31, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	$4,431,583	$—	$—	$4,431,583	$4,147,031	$19,757	$—	$—	($284,552)
Calvert Social Investment Foundation, Community Investment Notes, 0.25%, 7/1/17	4,431,583	—	(4,431,583)	—	—	2,255	—	—	124,749
SEAF Central and Eastern European Growth Fund LLC	—	—	(130,377)	—	69,489	—	—	—	(64,182)
gNet Defta Development Holding LLC	—	—	—	—	295,471	—	—	—	(4,545)
TOTALS					$4,511,991	$22,012	$—	$—	($228,530)
NOTE H — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denom2inated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
NOTE I — CAPITAL COMMITMENTS
In connection with certain venture capital and/or limited partnership investments, the Fund is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totaled $433,497 at March 31, 2017. The Fund had sufficient cash and/or securities to cover these commitments.
The Fund's unfunded capital commitments by investment at March 31, 2017 were as follows:

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Name of Investment	Unfunded Commitment at 3/31/17
Africa Renewable Energy Fund LP	$364,312
BFSE Holding, BV LP	503
Blackstone Clean Technology Partners LP	508
China Environment Fund 2004 LP	37,764
Terra Capital LP	30,410
Total	$433,497
NOTE J - REGULATORY MATTERS
On October 18, 2016, CIM announced that it had determined that certain fees paid to third-party financial intermediaries were incorrectly allocated for payment by, and paid by, the Calvert Funds. Specifically, for periods prior to January 1, 2015, the Calvert Funds paid fees under certain intermediary agreements that were primarily for distribution-related services or were in excess of the sub-transfer agency expense cap in place during the period and therefore should have been paid by CIM out of CIM’s own assets or by the Calvert Funds under a Rule 12b-1 plan. The matter was self-reported to the SEC in 2016.
On May 2, 2017, in acceptance of a settlement proposal by CIM and CID, the SEC issued an administrative order requiring CIM and CID to pay $21,614,534 to affected shareholders of the Calvert Funds, including the Fund. The administrative order also censured CIM and CID and required them to pay a $1 million penalty to the SEC. CIM is in the process of determining the economic impact of misallocated fees on the affected Calvert Funds, including the Fund, and their shareholders, and developing a plan to reimburse eligible shareholders following that determination.

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SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert International Equity Fund, a series of Calvert World Values Fund, Inc. (the “Fund”) was held on December 16, 2016, and adjourned to December 23, 2016, December 28, 2016, January 6, 2017, January 27, 2017 and February 15, 2017.

Shareholders of the Fund voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

Number of Shares*
For	Against	Abstain**	Uninstructed**
12,134,071	196,788	384,278	2,280,957

2.	Approval of a new investment sub-advisory agreement with Eaton Vance Management (International) Limited.

Number of Shares*
For	Against	Abstain**	Uninstructed**
12,106,667	197,598	410,871	2,280,959

3.	Reaffirmation and approval of the Fund’s ability to invest in notes issued by Calvert Social Investment Foundation.

Number of Shares*
For	Against	Abstain**	Uninstructed**
12,193,076	168,227	353,834	2,280,958

4.	Approval of the Fund’s reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

Number of Shares*
For	Against	Abstain**	Uninstructed**
13,192,916	230,852	588,743	2,029,466

Shareholders of Class A shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
4,297,800	129,232	308,778	1,639,657

Shareholders of Class C shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
457,557	11,863	46,483	139,313

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Shareholders of Calvert World Values Fund, Inc. voted on the following proposal:

1.	To elect Directors of Calvert World Values Fund, Inc.:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	39,776,422	1,439,396
Alice Gresham Bullock	39,831,328	1,384,490
Cari Dominguez	39,839,990	1,375,828
Miles D. Harper III	39,768,678	1,447,140
John G. Guffey, Jr.	39,771,630	1,444,188
Joy V. Jones	39,842,813	1,373,004
Anthony A. Williams	35,278,280	5,937,538
John H. Streur	39,768,579	1,447,239

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert International Equity Fund
At a meeting held on October 14, 2016, the Board of Directors of Calvert World Values Fund, Inc. (“CWVF”), and by a separate vote, the Directors who are not “interested persons” of CWVF (the “Independent Directors”), approved a new Investment Advisory Agreement between CWVF and Eaton Vance Investment Advisors (renamed Calvert Research and Management) (“CRM” or the “Adviser”) and a new Investment Sub-Advisory Agreement between the Adviser and Eaton Vance Management (International) Limited (the “Sub-Adviser”), each with respect to the Calvert International Equity Fund (the “Fund”). The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory and Investment Sub-Advisory Agreements would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. (“CIM”) by Eaton Vance Corporation (“Eaton Vance”) (the “Transaction”).
In connection with the proposed Transaction, the Independent Directors, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Directors also received information from the Sub-Adviser concerning the services to be provided to the Fund. The Independent Directors reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory and Investment Sub-Advisory Agreements.
The Independent Directors met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Directors participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Directors regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement, the Directors considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance’s financial condition; the proposed advisory fees; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund's projected growth and size on each Calvert Fund's performance and expenses; and CRM’s compliance program.
In considering the nature, extent, and quality of the services to be provided to the Fund by CRM under the new Investment Advisory Agreement, the Directors took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Directors considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Directors also took into account CRM’s and Eaton Vance’s proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a “dual-hat” arrangement. CRM’s administrative capabilities were also considered. The Directors concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by CRM under the new Investment Advisory Agreement.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the new Investment Advisory and Investment Sub-Advisory Agreements, including, comparisons of the Fund’s returns with those of its benchmark and the average of its Lipper category for the one-, three- and five-year periods ended July 31, 2016.
In considering the Fund’s proposed fees and estimated expenses, the Directors considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Directors also took into account that there were no increases in the advisory fees being proposed and that for certain Calvert Funds, CRM had proposed a reduction in advisory fees. The Directors further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and increase the fee waivers/expense reimbursements for other Calvert Funds, such as the Fund. Based upon their review the Directors concluded that the proposed advisory fee was reasonable in view of the quality of services to be received by the Fund from CRM.
In reviewing the anticipated profitability of the Fund to CRM and its affiliates, the Directors considered the fact that affiliates of CRM would be providing sub-advisory, shareholder servicing, administrative and distribution services to the Fund for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Fund. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its

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relationship with the Fund. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Fund was reasonable.
The Directors considered the effect of each Calvert Fund’s current size and potential growth on its performance and expenses. The Directors took into account management’s discussion of the Calvert Funds’ proposed advisory and sub-advisory fees. The Directors noted that the advisory fee schedule for certain Calvert Funds, such as the Fund, will contain breakpoints that will reduce the respective advisory fee rate on assets above specified levels as the applicable Calvert Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Calvert Funds that did not currently have such breakpoints in their advisory fee schedule. The Directors determined that adding breakpoints at specified levels to the advisory fee schedules of the Calvert Funds that did not currently have breakpoints, would not be appropriate at this time. The Directors noted that if the Fund’s assets increased over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Directors also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Fund;
(ii) the continued management of the Fund in a manner materially consistent with the Fund’s existing investment objective and principal investment strategies, which includes continuing to manage the Fund pursuant to responsible investment criteria;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Fund, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Directors did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
The Directors reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement and (b) the advisory fees are reasonable in view of the quality of the services to be received by the Fund from CRM. Based on the foregoing considerations, the Directors, including the Independent Directors, approved the new Investment Advisory Agreement, subject to the approval of the Fund’s shareholders.
In connection with the proposed Transaction, the Board determined that it would be in the Fund’s best interests to appoint the Sub-Adviser, an affiliate of CRM, as a new sub-adviser to the Fund effective upon the closing of the Transaction. The Board reviewed and discussed information provided by the Sub-Adviser and received advice from their independent legal counsel regarding their responsibilities in evaluating the proposed Transaction and the new Investment Sub-Advisory Agreement.
In evaluating the new Investment Sub-Advisory Agreement, the Directors considered information provided by Eaton Vance or its affiliates relating to the Sub- Adviser’s operations, personnel, investment philosophy, strategies, and techniques. Among other information, Eaton Vance or its affiliates provided biographical information on portfolio management and other professional staff, performance information for itself, and descriptions of its investment philosophies, strategies and techniques, organizational and management structures, and brokerage policies and practices.
In the course of their deliberations concerning the new Investment Sub-Advisory Agreement, the Directors evaluated, among other factors: the nature, extent and the quality of the services to be provided by the Sub-Adviser; the Sub-Adviser’s management style and long-term performance record; the Fund’s performance record and the Sub-Adviser’s performance in executing its investment strategies; the Sub-Adviser’s current level of staffing and its overall resources; the qualifications and experience of the Sub-Adviser’s personnel; and the Sub-Adviser’s financial condition with respect to its ability to perform the services required under the new Investment Sub-Advisory Agreement. The Directors also considered materials provided by Eaton Vance, including: (1) an explanation of the basis for recommending that the Sub-Adviser serve as sub-adviser to the Fund, (2) a description of the investment professionals who would manage the Fund, (3) a description of the investment strategy and investment process to be used in managing the Fund, and (4) performance information for comparable funds. Based upon their

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review, the Directors concluded that they were satisfied with the nature, extent and quality of services proposed to be provided to the Fund by the Sub-Adviser under the new Investment Sub-Advisory Agreement.
In considering the cost of services to be provided by the Sub-Adviser and the profitability to the Sub-Adviser of its relationship with the Fund, the Directors noted that CRM would pay the sub-advisory fees to the Sub-Adviser out of its advisory fee. Based upon their review, the Directors determined that the proposed sub-advisory fee was reasonable in view of the quality of services to be received by the Fund from the Sub-Adviser. Because CRM would pay the Sub-Adviser’s sub-advisory fees, the cost of services provided by the Sub-Adviser and the profitability to the Sub-Adviser of its relationship with the Fund were not material factors in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Adviser’s management of the Fund to be a material factor in its consideration.
In approving the new Investment Sub-Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
The Directors reached the following conclusions regarding the new Investment Sub-Advisory Agreement, among others: (a) the Sub-Adviser is qualified to manage the Fund’s assets in accordance with the Fund’s investment objectives and policies; (b) the Sub-Adviser is likely to execute its investment strategies consistently over time; and (c) the proposed sub-advisory fees are reasonable in view of the quality of services to be received by the Fund from the Sub-Adviser. Based upon the foregoing considerations, the Directors, including the Independent Directors, approved the new Investment Sub-Advisory Agreement, subject to approval of the Fund's shareholders.

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OFFICERS AND TRUSTEES

Officers of Calvert International Equity Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert International Equity Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(4)

Joy V. Jones(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock and Dominguez and Mr. Williams began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

34 calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 35

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CALVERT INTERNATIONAL EQUITY FUND	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24208 3.31.17

Calvert Capital Accumulation Fund

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
27	Special Meeting of Shareholders
29	Board Approval of Investment Advisory Agreement
31	Officers and Directors
32	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Christopher Madden, CFA, Jade Huang and Charles B. Gaffney, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/1994	10/31/1994	8.44%	6.68%	8.28	6.85%
Class A with 4.75% Maximum Sales Charge	—	—	3.28	1.62	7.23	6.33
Class C at NAV	10/31/1994	10/31/1994	8.08	5.90	7.46	6.01
Class C with 1% Maximum Sales Charge	—	—	7.08	4.90	7.46	6.01
Class I at NAV	06/03/2003	10/31/1994	8.63	7.08	8.88	7.59
Class Y at NAV	01/31/2011	10/31/1994	8.60	6.96	8.53	6.99

Russell Midcap® Index	—	—	8.52%	17.03%	13.08%	7.93%
Russell Midcap® Growth Index	—	—	7.38%	14.07%	11.95%	8.13%

Ticker Symbol			Class A	Class C	Class I	Class Y
			CCAFX	CCACX	CCPIX	CCAYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			1.32%	2.11%	0.87%	1.04%
Net			1.21	1.96	0.85	0.96

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST STOCK HOLDINGS (% of net assets)

Information Technology	15.9%	NXP Semiconductors NV	2.2%
Consumer Discretionary	14.9%	Teleflex, Inc.	2.2%
Industrials	14.1%	AvalonBay Communities, Inc.	2.2%
Financials	13.7%	Interpublic Group of Cos., Inc. (The)	2.1%
Real Estate	10.0%	Amdocs Ltd.	2.1%
Health Care	8.5%	Alleghany Corp.	2.1%
Utilities	6.6%	Ross Stores, Inc.	2.1%
Materials	5.4%	eBay, Inc.	2.0%
Consumer Staples	5.0%	Verisk Analytics, Inc.	2.0%
Energy	4.8%	Equity Residential	2.0%
High Social Impact Investments	1.1%	Total	21.0%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Russell Midcap® Growth Index is an unmanaged index of U.S. midcap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class Y is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED) 3

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	1.22%	$1,000.00	$1,084.40	$6.34
Hypothetical (5% return per year before expenses)	1.22%	$1,000.00	$1,018.85	$6.14
Class C
Actual	1.97%	$1,000.00	$1,080.80	$10.22
Hypothetical (5% return per year before expenses)	1.97%	$1,000.00	$1,015.11	$9.90
Class I
Actual	0.86%	$1,000.00	$1,086.30	$4.47
Hypothetical (5% return per year before expenses)	0.86%	$1,000.00	$1,020.64	$4.33
Class Y
Actual	0.97%	$1,000.00	$1,086.00	$5.04
Hypothetical (5% return per year before expenses)	0.97%	$1,000.00	$1,020.10	$4.89

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4 calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.1%
Aerospace & Defense - 1.1%
Hexcel Corp.	55,053	3,003,141

Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	48,594	3,755,830

Auto Components - 1.1%
Delphi Automotive plc	39,409	3,172,030

Automobiles - 0.3%
Tesla, Inc. *	2,679	745,566

Banks - 4.1%
Bank of the Ozarks, Inc.	68,410	3,558,004
First Republic Bank	29,625	2,779,121
Great Western Bancorp, Inc.	47,928	2,032,627
KeyCorp	154,454	2,746,192
		11,115,944

Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. *	20,597	2,497,180
Incyte Corp. *	13,676	1,828,071
		4,325,251

Building Products - 1.6%
Johnson Controls International plc	102,528	4,318,479

Capital Markets - 4.9%
CBOE Holdings, Inc.	53,124	4,306,763
E*Trade Financial Corp. *	78,088	2,724,490
Lazard Ltd., Class A	64,576	2,969,850
S&P Global, Inc.	25,461	3,328,771
		13,329,874

Chemicals - 1.7%
PPG Industries, Inc.	44,969	4,725,343

Containers & Packaging - 2.6%
Crown Holdings, Inc. *	53,925	2,855,329
WestRock Co.	82,327	4,283,474
		7,138,803

calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Distributors - 0.9%
LKQ Corp. *	80,351	2,351,874

Diversified Consumer Services - 3.1%
Bright Horizons Family Solutions, Inc. *	60,828	4,409,421
ServiceMaster Global Holdings, Inc. *	96,149	4,014,221
		8,423,642

Electric Utilities - 1.3%
Portland General Electric Co.	83,072	3,690,058

Electrical Equipment - 3.6%
AMETEK, Inc.	87,432	4,728,323
Hubbell, Inc.	42,270	5,074,513
		9,802,836

Electronic Equipment & Instruments - 4.1%
Amphenol Corp., Class A	53,032	3,774,288
Avnet, Inc.	76,028	3,479,041
Dolby Laboratories, Inc., Class A	77,796	4,077,288
		11,330,617

Energy Equipment & Services - 3.8%
Oceaneering International, Inc.	198,381	5,372,157
TechnipFMC plc *	156,602	5,089,565
		10,461,722

Equity Real Estate Investment Trusts (REITs) - 10.0%
AvalonBay Communities, Inc.	32,132	5,899,435
Equity Residential	88,000	5,475,360
Extra Space Storage, Inc.	71,882	5,347,302
Federal Realty Investment Trust	39,461	5,268,044
National Retail Properties, Inc.	124,392	5,425,979
		27,416,120

Food & Staples Retailing - 0.7%
Kroger Co. (The)	64,250	1,894,733

Food Products - 3.4%
B&G Foods, Inc. (a)	32,576	1,311,184
Blue Buffalo Pet Products, Inc. *	86,517	1,989,891
Kellogg Co.	39,209	2,846,966
Pinnacle Foods, Inc.	53,492	3,095,582
		9,243,623

6 calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Gas Utilities - 3.2%
Southwest Gas Holdings, Inc.	48,986	4,061,429
UGI Corp.	95,594	4,722,344
		8,783,773

Health Care Equipment & Supplies - 3.2%
Teleflex, Inc.	30,930	5,992,069
West Pharmaceutical Services, Inc.	32,925	2,687,009
		8,679,078

Health Care Providers & Services - 1.6%
Humana, Inc.	7,141	1,472,046
McKesson Corp.	19,567	2,901,003
		4,373,049

Household Durables - 2.6%
Newell Brands, Inc.	80,565	3,800,251
Whirlpool Corp.	19,266	3,300,844
		7,101,095

Insurance - 4.8%
Alleghany Corp. *	9,146	5,621,680
American Financial Group, Inc.	32,083	3,061,360
First American Financial Corp.	114,971	4,516,061
		13,199,101

Internet Software & Services - 2.9%
Akamai Technologies, Inc. *	40,314	2,406,746
eBay, Inc. *	165,574	5,558,319
		7,965,065

IT Services - 3.7%
Amdocs Ltd.	94,883	5,786,914
Convergys Corp.	58,410	1,235,372
Fiserv, Inc. *	26,395	3,043,607
		10,065,893

Life Sciences - Tools & Services - 1.2%
VWR Corp. *	113,440	3,199,008

Machinery - 3.1%
Fortive Corp.	79,717	4,800,558
Ingersoll-Rand plc	45,889	3,731,693
		8,532,251

calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Media - 2.1%
Interpublic Group of Cos., Inc. (The)	236,768	5,817,390

Metals & Mining - 1.0%
Reliance Steel & Aluminum Co.	34,845	2,788,297

Multi-Utilities - 2.1%
CMS Energy Corp.	68,271	3,054,445
Sempra Energy	23,947	2,646,143
		5,700,588

Oil, Gas & Consumable Fuels - 1.0%
Enbridge, Inc.	64,094	2,681,693

Personal Products - 1.0%
Estee Lauder Cos., Inc. (The), Class A	31,580	2,677,668

Pharmaceuticals - 1.0%
Zoetis, Inc.	53,155	2,836,882

Professional Services - 2.0%
Verisk Analytics, Inc. *	68,475	5,556,062

Road & Rail - 1.3%
Norfolk Southern Corp.	32,037	3,587,183

Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	70,392	2,738,249
Cirrus Logic, Inc. *	22,601	1,371,655
NXP Semiconductors NV *	59,196	6,126,786
		10,236,690

Software - 1.5%
Intuit, Inc.	35,592	4,128,316

Specialty Retail - 4.8%
Advance Auto Parts, Inc.	32,596	4,832,683
Burlington Stores, Inc. *	27,587	2,683,939
Ross Stores, Inc.	84,991	5,598,357
		13,114,979

Total Common Stocks (Cost $263,463,186)		271,269,547

8 calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 1.1%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (b)(c)	2,619,488	2,451,291
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(d)(e)	309,000	275,010
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (b)(d)(e)	398,000	374,120

Total High Social Impact Investments (Cost $3,326,488)		3,100,421

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	1,351,904	1,351,904

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $1,351,904)		1,351,904

TOTAL INVESTMENTS (Cost $268,141,578) - 100.7%		275,721,872
Other assets and liabilities, net - (0.7%)		(1,889,464)
NET ASSETS - 100.0%		273,832,408

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $1,311,184 as of March 31, 2017.
(b) Restricted Security. Total market value of restricted securities amounts to $3,100,421, which represents 1.1% of the net assets of the Fund as of March 31, 2017.
(c) Affiliated company (see Note F).
(d) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).
(e) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2017.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	2,619,488
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	309,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	398,000
See notes to financial statements.

calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED) 9

CALVERT CAPITAL ACCUMULATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value (Cost $265,522,090) - see accompanying schedule	$273,270,581
Investments in affiliated securities, at value (Cost $2,619,488) - see accompanying schedule	2,451,291
Receivable for securities sold	273,050
Receivable for Fund shares sold	205,165
Dividends and interest receivable	318,451
Interest receivable - affiliated	11,679
Securities lending income receivable	374
Directors' deferred compensation plan	299,171
Receivable from affiliate	24,745
Total assets	276,854,507

LIABILITIES
Payable to custodian bank	86,135
Payable to custodian bank - foreign currencies, at value (Cost $6,683)	6,589
Collateral for securities loaned	1,351,904
Payable for Fund shares redeemed	870,387
Payable to affiliates:
Investment advisory fee	161,097
Administrative fees	28,447
Distribution Plan expenses	56,876
Sub-transfer agent fee	7,834
Directors' fees and expenses	4,838
Directors' deferred compensation plan	299,171
Accrued expenses and other liabilities	148,821
Total liabilities	3,022,099
NET ASSETS	$273,832,408

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(250,000,000 shares of $0.01 par value authorized)	$242,630,605
Accumulated undistributed net investment income	974,142
Accumulated net realized gain (loss)	22,647,273
Net unrealized appreciation (depreciation)	7,580,388
NET ASSETS	$273,832,408

10 calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED)

NET ASSET VALUE PER SHARE
Class A (based on net assets of $166,892,306 and 5,211,772 shares outstanding)	$32.02
Class C (based on net assets of $21,175,176 and 896,256 shares outstanding)	$23.63
Class I (based on net assets of $72,250,486 and 1,950,960 shares outstanding)	$37.03
Class Y (based on net assets of $13,514,440 and 415,717 shares outstanding)	$32.51

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$33.62
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED) 11

CALVERT CAPITAL ACCUMULATION FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $6,613)	$4,117,368
Interest income	14,205
Interest Income - affiliated	13,567
Securities lending income	13,029
Other income	235
Total investment income	4,158,404

Expenses:
Investment advisory fee	1,179,909
Administrative fees	217,829
Transfer agency fees and expenses:
Class A	189,456
Class C	26,571
Class I	3,955
Class Y	7,845
Distribution Plan expenses:
Class A	234,292
Class C	109,864
Directors' fees and expenses	22,072
Accounting fees	53,872
Custodian fees	27,223
Professional fees	21,775
Registration fees:
Class A	11,784
Class C	7,685
Class I	8,954
Class Y	6,551
Reports to shareholders	27,969
Miscellaneous	19,254
Total expenses	2,176,860
Reimbursement from Adviser:
Class A	(108,485)
Class C	(23,387)
Class Y	(8,897)
Administrative fees waived	(14,245)
Net expenses	2,021,846
NET INVESTMENT INCOME (LOSS)	2,136,558

12 calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	29,880,004
Foreign currency transactions	(11,392)
29,868,612

Net change in unrealized appreciation (depreciation) on:
Investments	(692,963)
Investments in affiliated securities	(108,078)
Foreign currency	728
(800,313)

NET REALIZED AND UNREALIZED GAIN (LOSS)	29,068,299

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,204,857
See notes to financial statements.

calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT CAPITAL ACCUMULATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$2,136,558	$1,183,968
Net realized gain (loss)	29,868,612	10,706,337
Net change in unrealized appreciation (depreciation)	(800,313)	(22,274,864)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,204,857	(10,384,559)

Distributions to shareholders from:
Net investment income:
Class A shares	(920,858)	—
Class I shares	(1,312,875)	—
Class Y shares	(56,984)	—
Net realized gain:
Class A shares	(45,181)	(20,254,450)
Class C shares	(7,085)	(3,590,824)
Class I shares	(32,799)	(19,759,432)
Class Y shares	(2,238)	(1,435,594)
Total distributions	(2,378,020)	(45,040,300)

Capital share transactions:
Shares sold:
Class A shares	9,284,732	28,327,643
Class C shares	759,911	3,480,475
Class I shares	23,603,061	58,476,366
Class Y shares	8,178,786	12,935,704
Reinvestment of distributions:
Class A shares	924,906	19,092,505
Class C shares	6,012	3,032,821
Class I shares	1,330,971	13,922,616
Class Y shares	46,879	1,423,382
Shares redeemed:
Class A shares	(49,998,931)	(53,059,309)
Class C shares	(4,165,686)	(8,979,532)
Class I shares	(131,515,965)	(117,783,199)
Class Y shares	(9,032,738)	(12,384,370)
Total capital share transactions	(150,578,062)	(51,514,898)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(121,751,225)	(106,939,757)
See notes to financial statements.

14 calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT CAPITAL ACCUMULATION FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Beginning of period	$395,583,633	$502,523,390
End of period (including accumulated undistributed net investment income of $974,142 and $1,128,301, respectively)	$273,832,408	$395,583,633

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	299,343	938,319
Class C shares	33,125	150,707
Class I shares	656,135	1,675,673
Class Y shares	256,003	427,806
Reinvestment of distributions:
Class A shares	29,416	633,251
Class C shares	259	135,636
Class I shares	36,631	399,960
Class Y shares	1,469	46,622
Shares redeemed:
Class A shares	(1,600,099)	(1,773,058)
Class C shares	(183,379)	(404,711)
Class I shares	(3,592,122)	(3,433,920)
Class Y shares	(291,187)	(413,736)
Total capital share activity	(4,354,406)	(1,617,451)
See notes to financial statements.

calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT CAPITAL ACCUMULATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS A SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$29.68	$33.41	$36.99	$36.83	$31.45	$26.00
Income from investment operations:
Net investment income (loss)	0.17	0.02(b)	(0.16)	(0.14)	(0.18)	(0.26)
Net realized and unrealized gain (loss)	2.33	(0.67)	1.91	2.94	7.49	7.64
Total from investment operations	2.50	(0.65)	1.75	2.80	7.31	7.38
Distributions from:
Net investment income	(0.15)	—	—	—	—	—
Net realized gain	(0.01)	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total distributions	(0.16)	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total increase (decrease) in net asset value	2.34	(3.73)	(3.58)	0.16	5.38	5.45
Net asset value, ending	$32.02	$29.68	$33.41	$36.99	$36.83	$31.45
Total return (c)	8.44%	(2.08%)	4.90%	7.90%	24.74%	29.16%
Ratios to average net assets: (d)
Net investment income (loss)	1.07%(e)	0.07%(b)	(0.43%)	(0.36%)	(0.53%)	(0.85%)
Total expenses	1.33%(e)	1.37%	1.41%	1.43%	1.48%	1.53%
Net expenses	1.22%(e)	1.31%	1.41%	1.43%	1.48%	1.53%
Portfolio turnover	100%	199%	74%	81%	73%	63%
Net assets, ending (in thousands)	$166,892	$192,402	$223,328	$215,683	$207,257	$157,016

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0.00% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

16 calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT CAPITAL ACCUMULATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS C SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$21.87	$25.62	$29.76	$30.35	$26.44	$22.29
Income from investment operations:
Net investment income (loss)	0.04	(0.16)(b)	(0.34)	(0.34)	(0.36)	(0.42)
Net realized and unrealized gain (loss)	1.73	(0.51)	1.53	2.39	6.20	6.50
Total from investment operations	1.77	(0.67)	1.19	2.05	5.84	6.08
Distributions from:
Net realized gain	(0.01)	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total distributions	(0.01)	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total increase (decrease) in net asset value	1.76	(3.75)	(4.14)	(0.59)	3.91	4.15
Net asset value, ending	$23.63	$21.87	$25.62	$29.76	$30.35	$26.44
Total return (c)	8.08%	(2.87%)	4.09%	7.06%	23.81%	28.11%
Ratios to average net assets: (d)
Net investment income (loss)	0.32%(e)	(0.72%)(b)	(1.23%)	(1.12%)	(1.30%)	(1.64%)
Total expenses	2.18%(e)	2.16%	2.21%	2.19%	2.25%	2.33%
Net expenses	1.97%(e)	2.09%	2.21%	2.19%	2.25%	2.33%
Portfolio turnover	100%	199%	74%	81%	73%	63%
Net assets, ending (in thousands)	$21,175	$22,885	$29,837	$27,588	$25,311	$18,630

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0.00% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT CAPITAL ACCUMULATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS I SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$34.38	$38.05	$41.19	$40.50	$34.18	$27.94
Income from investment operations:
Net investment income (loss)	0.26	0.19(b)	0.06	0.10	0.03	(0.05)
Net realized and unrealized gain (loss)	2.70	(0.78)	2.13	3.23	8.22	8.22
Total from investment operations	2.96	(0.59)	2.19	3.33	8.25	8.17
Distributions from:
Net investment income	(0.30)	—	—	—	—	—
Net realized gain	(0.01)	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total distributions	(0.31)	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total increase (decrease) in net asset value	2.65	(3.67)	(3.14)	0.69	6.32	6.24
Net asset value, ending	$37.03	$34.38	$38.05	$41.19	$40.50	$34.18
Total return (c)	8.63%	(1.64%)	5.53%	8.53%	25.55%	30.00%
Ratios to average net assets: (d)
Net investment income (loss)	1.43%(e)	0.55%(b)	0.14%	0.24%	0.08%	(0.16%)
Total expenses	0.88%(e)	0.86%	0.83%	0.82%	0.85%	0.88%
Net expenses	0.86%(e)	0.84%	0.83%	0.82%	0.85%	0.86%
Portfolio turnover	100%	199%	74%	81%	73%	63%
Net assets, ending (in thousands)	$72,250	$166,759	$236,228	$156,677	$130,705	$83,181

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0.00% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

18 calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT CAPITAL ACCUMULATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS Y SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$30.12	$33.78	$37.26	$37.04	$31.56	$26.03
Income from investment operations:
Net investment income (loss)	0.22	0.08(b)	(0.07)	(0.07)	(0.12)	(0.18)
Net realized and unrealized gain (loss)	2.37	(0.66)	1.92	2.93	7.53	7.64
Total from investment operations	2.59	(0.58)	1.85	2.86	7.41	7.46
Distributions from:
Net investment income	(0.19)	—	—	—	—	—
Net realized gain	(0.01)	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total distributions	(0.20)	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total increase (decrease) in net asset value	2.39	(3.66)	(3.48)	0.22	5.48	5.53
Net asset value, ending	$32.51	$30.12	$33.78	$37.26	$37.04	$31.56
Total return (c)	8.60%	(1.83%)	5.16%	8.02%	24.98%	29.45%
Ratios to average net assets: (d)
Net investment income (loss)	1.40%(e)	0.28%(b)	(0.20%)	(0.17%)	(0.36%)	(0.59%)
Total expenses	1.12%(e)	1.08%	1.18%	1.26%	1.29%	1.29%
Net expenses	0.97%(e)	1.02%	1.18%	1.26%	1.29%	1.29%
Portfolio turnover	100%	199%	74%	81%	73%	63%
Net assets, ending (in thousands)	$13,514	$13,538	$13,130	$10,871	$14,719	$8,071

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0.00% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED) 19

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert World Values Fund, Inc. (the “Corporation”) was organized as a Maryland corporation on February 14, 1992, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates four (4) separate series, or mutual funds, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert Capital Accumulation Fund (the “Fund”). The Corporation is authorized to issue two billion shares of common stock, $0.01 par value per share, of which 250 million shares have been allocated to the Fund.
The investment objective of the Fund, which is diversified, is to seek to provide long-term capital appreciation by investing primarily in mid-cap stocks.
The Fund offers Class A, Class C, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 4.75%. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1 million. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the “Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to the Fund's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20 calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stocks for which market quotations are readily available are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value these securities each business day. The third party fair value pricing service takes into account many factors, including, but not limited to, movements in U.S. securities markets and changes in futures contracts and foreign exchange rates that have occurred after the close of the principal foreign market, to determine a fair value as of the close of the New York Stock Exchange. Such securities are categorized as Level 2 in the hierarchy.
For restricted securities and private placements (equity and debt) where observable inputs may be limited, assumptions about market activity and risk are used and such securities are categorized as either Level 2 or Level 3 in the hierarchy depending on the relative significance of valuation inputs.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED) 21

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks*	$271,269,547	$—	$—	$271,269,547
High Social Impact Investments	—	2,451,291	649,130	3,100,421
Short Term Investment of Cash Collateral For Securities Loaned	1,351,904	—	—	1,351,904
TOTAL	$272,621,451	$2,451,291	$649,130^	$275,721,872

* For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.2% of net assets.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedule of Investments.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

22 calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED)

NOTE B — RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Fund following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Fund and CRM (the “Transaction”).
For its services pursuant to the new investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.65% of the Fund’s average daily net assets. Prior to December 31, 2016, CIM, a direct subsidiary of Calvert Investments, Inc. and an indirect subsidiary of Ameritas Holding Company, provided investment advisory services to the Fund. For its services, CIM received a fee at the same annual rate as the Fund’s investment advisory agreement with CRM. For the six months ended March 31, 2017, the investment advisory fee amounted to $1,179,909, of which $551,918 was paid to CRM and $627,991 was paid to CIM.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.21%, 1.96%, 0.86% and 0.96% for Class A, Class C, Class I and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2018. For the six months ended March 31, 2017, CRM waived or reimbursed expenses of $68,053 and CIM waived or reimbursed expenses of $72,716.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through January 31, 2018 for Class I. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Fund at an annual rate of 0.12% of the Fund's average daily net assets, payable monthly. In addition, CIAS contractually waived administrative fees of 0.02% for the period October 1, 2016 through December 30, 2016 for Class I. For the six months ended March 31, 2017, CRM was paid administrative fees of $101,892, of which $6,087 were waived and CIAS was paid administrative fees of $115,937, of which $8,158 were waived.
The Fund adopted a new distribution plan for Class A shares (Class A Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act, which were approved by the Board of Directors and became effective as of December 31, 2016 or shortly thereafter upon approval by the shareholders of the respective class. Pursuant to the Class A Plan and Class C Plan, the Fund pays a distribution fee of 0.25% and 0.75% per annum for Class A and Class C, respectively, and a service fee of 0.25% per annum for Class C of its average daily net assets attributable to such class for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided. Pursuant to the Fund’s former distribution plans for Class A shares and Class C shares, the Fund was permitted to pay certain expenses associated with the distribution and servicing of its Class A and Class C shares not to exceed 0.50% for Class A and 1.00% for Class C of the Fund’s average daily net assets with respect to such class. Effective December 31, 2016, the fees are paid to Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter. Prior to December 31, 2016, the fees were paid to Calvert Investment Distributors, Inc. (CID), an affiliate of CIM and the Fund’s former distributor and principal underwriter. Distribution and service fees paid or accrued for the six months ended March 31, 2017 amounted to $234,292 or 0.25% per annum of Class A’s average daily net assets, of which $115,593 was paid to EVD and $118,699 was paid to CID, and $109,864 or 1.00% per annum of Class C’s average daily net assets, of which $54,381 was paid to EVD and $55,483 was paid to CID.
The Fund was informed that EVD and CID received $10,154 and $6,833, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Fund was also informed that EVD and CID received $307 and $0, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period.
Effective December 31, 2016, EVM provides sub-transfer agency services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016, Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Fund and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees paid to EVM were $19,110 and shareholder servicing fees paid to CIS were $19,986. Such fees are included in transfer agency fees and expenses on the Statement of Operations.

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Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Director of the Fund who was not an employee of CIM or its affiliates received a fee of $3,000 for each Board meeting attended plus an annual fee of $52,000. Committee members received $500 for each Committee meeting attended plus an annual fee of $2,500. Committee chairs received an additional annual retainer ranging from $6,000 to $10,000. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds’ Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser’s Chief Executive Officer and four additional members. Each member (other than the Adviser’s Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $358,554,208 and $503,626,781, respectively.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Unrealized appreciation	$14,248,160
Unrealized (depreciation)	(7,014,308)
Net unrealized appreciation (depreciation)	$7,233,852

Federal income tax cost of investments	$268,488,020
NOTE D — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The total value of securities on loan was $1,311,184 as of March 31, 2017.

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The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017.

	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,351,904	$—	$—	$—	$1,351,904
Amount of recognized liabilities for securities lending transactions					$1,351,904
The carrying amount of the liability for collateral for securities loaned at March 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at March 31, 2017.
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2017.
For the six months ended March 31, 2017, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$782,278	2.03%	$35,757,904	March 2017
NOTE F — AFFILIATED COMPANIES
The Fund invests a portion of its assets designated for high social impact investments in notes issued by the Calvert Social Investment Foundation (the “Foundation”) pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Fund relies on exemptive relief to invest in the notes because the Fund’s investments in the notes may be considered prohibited transactions between affiliated persons under the 1940 Act. The Foundation may be considered an affiliated person of the Calvert Funds based on the overlap between the Foundation’s Board of Directors and the Funds’ Directors/Trustees and other potential affiliations. The Foundation has licensed use of the Calvert name from the Adviser, and the Adviser’s President and Chief Executive Officer serves on the Foundation Board. The Foundation is not owned or otherwise controlled by the Adviser or its affiliates. Transactions in affiliated companies by the Fund for the six months ended March 31, 2017 were as follows:

calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED) 25

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 0.25%, 7/1/17	$1,419,488	$—	($1,419,488)	$—	$—	$722	$—	$—	$39,959
Calvert Social Investment Foundation, Community Investment Notes, 0.50%, 3/18/17	1,200,000	—	(1,200,000)	—	—	1,166	—	—	20,160
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	2,619,488	—	2,619,488	2,451,291	11,679	—	—	(168,197)
TOTALS					$2,451,291	$13,567	$—	$—	($108,078)
NOTE G — REGULATORY MATTERS
On October 18, 2016, CIM announced that it had determined that certain fees paid to third-party financial intermediaries were incorrectly allocated for payment by, and paid by, the Calvert Funds. Specifically, for periods prior to January 1, 2015, the Calvert Funds paid fees under certain intermediary agreements that were primarily for distribution-related services or were in excess of the sub-transfer agency expense cap in place during the period and therefore should have been paid by CIM out of CIM’s own assets or by the Calvert Funds under a Rule 12b-1 plan. The matter was self-reported to the SEC in 2016.
On May 2, 2017, in acceptance of a settlement proposal by CIM and CID, the SEC issued an administrative order requiring CIM and CID to pay $21,614,534 to affected shareholders of the Calvert Funds, including the Fund. The administrative order also censured CIM and CID and required them to pay a $1 million penalty to the SEC. CIM is in the process of determining the economic impact of misallocated fees on the affected Calvert Funds, including the Fund, and their shareholders, and developing a plan to reimburse eligible shareholders following that determination.

26 calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED)

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert Capital Accumulation Fund, a series of Calvert World Values Fund, Inc. (the “Fund”) was held on December 16, 2016 and adjourned to December 23, 2016, December 28, 2016, January 6, 2017 and January 27, 2017.

Shareholders of the Fund voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

Number of Shares*
For	Against	Abstain**	Uninstructed**
5,632,932	86,160	305,435	1,220,098

2.	Reaffirmation and approval of the Fund’s ability to invest in notes issued by Calvert Social Investment Foundation.

Number of Shares*
For	Against	Abstain**	Uninstructed**
5,651,257	83,973	289,297	1,220,097

3.	Approval of the Fund’s reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

Number of Shares*
For	Against	Abstain**	Uninstructed**
5,608,793	95,114	320,621	1,220,096

Shareholders of Class A shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
2,522,119	70,494	262,360	862,636

Shareholders of Class C shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
421,623	1,361	33,238	68,816

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Shareholders of Calvert World Values Fund, Inc. voted on the following proposal:

1.	To elect Directors of Calvert World Values Fund, Inc.:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	39,776,422	1,439,396
Alice Gresham Bullock	39,831,328	1,384,490
Cari Dominguez	39,839,990	1,375,828
Miles D. Harper III	39,768,678	1,447,140
John G. Guffey, Jr.	39,771,630	1,444,188
Joy V. Jones	39,842,813	1,373,004
Anthony A. Williams	35,278,280	5,937,538
John H. Streur	39,768,579	1,447,239

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

28 calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert Capital Accumulation Fund
At a meeting held on October 14, 2016, the Board of Directors of Calvert World Values Fund, Inc. (“CWVF”), and by a separate vote, the Directors who are not “interested persons” of CWVF (the “Independent Directors”), approved a new Investment Advisory Agreement between CWVF and Eaton Vance Investment Advisors (renamed Calvert Research and Management) (“CRM” or the “Adviser”) with respect to the Calvert Capital Accumulation Fund (the “Fund”). The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory Agreement would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. (“CIM”) by Eaton Vance Corporation (“Eaton Vance”) (the “Transaction”).
In connection with the proposed Transaction, the Independent Directors, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Directors reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory Agreement.
The Independent Directors met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Directors participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Directors regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement, the Directors considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance’s financial condition; the proposed advisory fees; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund’s projected growth and size on each Calvert Fund’s performance and expenses; and CRM’s compliance program.
In considering the nature, extent, and quality of the services to be provided to the Fund by CRM under the new Investment Advisory Agreement, the Directors took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its investment, supervisory, and professional staff and descriptions of its organizational and management structure. The Directors considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Directors also took into account CRM’s and Eaton Vance’s proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a “dual-hat” arrangement. CRM’s administrative capabilities were also considered. The Directors concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by CRM under the new Investment Advisory Agreement.
In considering the management style and investment strategies that CRM proposed to use in managing the Calvert Funds, including the Fund, the Directors took into consideration the performance of funds currently managed by CIM and affiliates of Eaton Vance, as applicable. The Directors also noted that for certain Calvert Funds CRM proposed to combine the investment capabilities of affiliates of Eaton Vance with CRM’s sustainable research capabilities. Based upon their review, the Directors concluded that CRM is qualified to manage the Fund’s assets in accordance with its investment objective and strategies and that the proposed investment strategies were appropriate for pursuing the Fund’s investment objective.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the new Investment Advisory Agreement, including, comparisons of the Fund’s returns with those of its benchmark and the average of its Lipper category for the one-, three- and five-year periods ended July 31, 2016.
In considering the Fund’s proposed fees and estimated expenses, the Directors considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Directors also took into account that there were no increases in the advisory fees being proposed and that for certain Calvert Funds, CRM had proposed a reduction in advisory fees. The Directors further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and increase the fee waivers/expense reimbursements for other Calvert Funds. Based upon their review the Directors concluded that the proposed advisory fee was reasonable in view of the quality of services to be received by the Fund from CRM.

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In reviewing the anticipated profitability of the Fund to CRM and its affiliates, the Directors considered the fact that affiliates of CRM would be providing shareholder servicing, administrative and distribution services to the Fund for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Fund. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Fund was reasonable.
The Directors considered the effect of each Calvert Fund’s current size and potential growth on its performance and expenses. The Directors took into account management’s discussion of the Calvert Funds’ proposed advisory fees. The Directors noted that the advisory fee schedule for certain Calvert Funds will contain breakpoints that will reduce the respective advisory fee rate on assets above specified levels as the applicable Calvert Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Calvert Funds that did not currently have such breakpoints in their advisory fee schedule. The Directors determined that adding breakpoints at specified levels to the advisory fee schedules of the Calvert Funds that did not currently have breakpoints, such as the Fund, would not be appropriate at this time. The Directors noted that if the Fund’s assets increased over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Directors also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Fund;
(ii) CRM’s intention to continue to manage the Fund in a manner materially consistent with the Fund’s existing investment objective and principal investment strategies, which includes continuing to manage the Fund pursuant to responsible investment criteria as described in the prospectus;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Fund, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Directors did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
The Directors reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) CRM is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies; (c) CRM’s investment strategies are appropriate for pursuing the Fund’s investment objective; and (d) the advisory fees are reasonable in view of the quality of the services to be received by the Fund from CRM. Based on the foregoing considerations, the Directors, including the Independent Directors, approved the new Investment Advisory Agreement, subject to the approval of the Fund’s shareholders.

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OFFICERS AND DIRECTORS

Officers of Calvert Capital Accumulation Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert Capital Accumulation Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(4)

Joy V. Jones(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock and Dominguez and Mr. Williams began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED) 31

IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

32 calvert.com CALVERT CAPITAL ACCUMULATION FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT CAPITAL ACCUMULATION FUND	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24210 3.31.17

Calvert International Opportunities Fund

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

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Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
28	Special Meeting of Shareholders
30	Board Approval of Investment Advisory Agreement
33	Officers and Directors
34	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Aidan M. Farrell of Eaton Vance Management (International) Limited; Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/31/2007	05/31/2007	6.62%	9.20%	7.97%	2.12%
Class A with 4.75% Maximum Sales Charge	—	—	1.54	4.02	6.93	1.61
Class C at NAV	07/31/2007	05/31/2007	6.10	8.12	7.00	1.26
Class C with 1% Maximum Sales Charge	—	—	5.10	7.12	7.00	1.26
Class I at NAV	05/31/2007	05/31/2007	6.82	9.46	8.42	2.56
Class Y at NAV	10/31/2008	05/31/2007	6.77	9.47	8.23	2.32

MSCI EAFE SMID Cap Index	—	—	5.00%	10.04%	8.30%	1.74%

Ticker Symbol			Class A	Class C	Class I	Class Y
			CIOAX	COICX	COIIX	CWVYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			1.43%	2.61%	1.16%	1.15%
Net			1.43	2.26	1.16	1.15

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST STOCK HOLDINGS (% of net assets)

Industrials	27.9%	Eiken Chemical Co. Ltd.	1.6%
Consumer Discretionary	16.1%	Frutarom Industries Ltd.	1.6%
Financials	11.8%	IWG plc	1.6%
Real Estate	9.2%	Moncler SpA	1.5%
Health Care	8.3%	Daifuku Co. Ltd.	1.5%
Information Technology	8.0%	Nomura Co. Ltd.	1.5%
Materials	7.2%	Inchcape plc	1.5%
Consumer Staples	6.4%	Metropole Television S.A.	1.5%
Utilities	1.7%	IMCD Group NV	1.4%
Energy	1.2%	CAE, Inc.	1.4%
Telecommunication Services	1.1%	Total	15.1%
High Social Impact Investments	0.7%
Time Deposit	0.4%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
MSCI EAFE SMID Cap Index is an unmanaged index of small & mid-capitalization equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class Y is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED) 3

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	1.41%	$1,000.00	$1,066.20	$7.26
Hypothetical (5% return per year before expenses)	1.41%	$1,000.00	$1,017.90	$7.09
Class C
Actual	2.34%	$1,000.00	$1,061.00	$12.02
Hypothetical (5% return per year before expenses)	2.34%	$1,000.00	$1,013.26	$11.75
Class I
Actual	1.09%	$1,000.00	$1,068.20	$5.62
Hypothetical (5% return per year before expenses)	1.09%	$1,000.00	$1,019.50	$5.49
Class Y
Actual	1.19%	$1,000.00	$1,067.70	$6.13
Hypothetical (5% return per year before expenses)	1.19%	$1,000.00	$1,019.00	$5.99

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4 calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.8%
Australia - 6.0%
Amaysim Australia Ltd.	320,442	465,066
BlueScope Steel Ltd.	58,153	545,169
Challenger Ltd.	95,286	913,266
GDI Property Group	612,135	488,639
InvoCare Ltd.	78,767	850,676
IOOF Holdings Ltd.	129,732	845,356
iSentia Group Ltd. (a)	793,409	909,334
Mirvac Group	641,727	1,073,621
Super Retail Group Ltd.	218,615	1,712,326
Tox Free Solutions Ltd. (a)	1,271,472	2,263,372
		10,066,825

Austria - 1.7%
ams AG	37,951	2,050,125
CA Immobilien Anlagen AG *	32,383	710,797
		2,760,922

Belgium - 2.9%
Kinepolis Group NV	36,857	1,879,344
Melexis NV	21,619	1,871,847
Warehouses De Pauw CVA	12,492	1,161,623
		4,912,814

Canada - 1.4%
CAE, Inc.	156,290	2,388,099

China - 0.6%
TAL Education Group (ADR) *	8,864	944,636

Denmark - 0.6%
Topdanmark AS *	40,822	1,035,197

Finland - 1.1%
Amer Sports Oyj *	81,656	1,846,283

France - 6.2%
Criteo S.A. (ADR) *	29,983	1,498,850
Eutelsat Communications S.A.	36,699	817,930
Ipsen S.A.	22,229	2,222,501
Metropole Television S.A.	109,136	2,432,858
Nexity S.A. *	23,156	1,138,429
Rubis SCA	14,752	1,444,335

calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Solocal Group *	712,410	756,855
		10,311,758

Germany - 7.1%
Bertrandt AG	17,724	1,720,803
Brenntag AG	34,050	1,908,388
Carl Zeiss Meditec AG	17,877	762,983
Freenet AG	41,107	1,336,214
Hypoport AG *	11,725	1,096,389
Norma Group SE	37,340	1,763,463
Rational AG	2,649	1,235,610
Salzgitter AG	17,205	621,901
Scout24 AG *(b)	44,187	1,475,278
		11,921,029

Hong Kong - 0.8%
Hysan Development Co. Ltd.	286,304	1,298,919

Ireland - 2.0%
Irish Residential Properties REIT plc	920,100	1,217,138
UDG Healthcare plc	236,214	2,074,157
		3,291,295

Israel - 1.6%
Frutarom Industries Ltd.	47,002	2,626,902

Italy - 5.8%
Amplifon SpA	142,876	1,720,556
Banca Generali SpA	41,729	1,090,704
FinecoBank Banca Fineco SpA	183,278	1,246,373
Industria Macchine Automatiche SpA	20,108	1,637,254
MARR SpA	66,821	1,444,602
Moncler SpA	118,583	2,597,713
		9,737,202

Japan - 27.5%
77 Bank Ltd. (The)	319,768	1,387,227
Advance Residence Investment Corp.	407	1,115,377
Ariake Japan Co. Ltd.	26,214	1,653,524
Asahi Co. Ltd.	103,997	1,213,850
Asahi Intecc Co. Ltd.	47,728	1,986,221
Daifuku Co. Ltd.	102,453	2,562,492
Daiichikosho Co. Ltd.	30,863	1,242,553
Dowa Holdings Co. Ltd.	50,063	360,192
Eiken Chemical Co. Ltd.	95,109	2,640,957
FP Corp.	41,917	1,960,258
Fuji Seal International, Inc.	86,697	1,878,779
GMO internet, Inc.	164,011	1,943,723
HIS Co. Ltd.	28,500	665,589
Like Co. Ltd.	80,429	2,066,514
Morinaga & Co. Ltd.	52,464	2,329,165

6 calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Nippon Light Metal Holdings Co. Ltd.	180,046	397,372
Nishi-Nippon Financial Holdings, Inc.	125,619	1,263,208
Nomura Co. Ltd.	143,794	2,541,280
Oyo Corp.	33,803	420,272
Penta-Ocean Construction Co. Ltd.	272,311	1,317,897
Relia, Inc.	199,880	1,971,546
Sakata INX Corp.	110,303	1,522,195
Sakata Seed Corp.	70,248	2,207,502
Sanden Holdings Corp. *	595,612	1,985,463
Sumco Corp.	50,500	843,563
Sun Frontier Fudousan Co. Ltd.	107,856	942,479
Tokyo Century Corp.	47,357	1,614,457
Tokyu REIT, Inc.	681	857,446
Tosei Corp.	142,441	939,220
UACJ Corp.	138,488	363,885
Yokohama Reito Co. Ltd.	175,414	1,746,014
		45,940,220

Netherlands - 3.5%
Aalberts Industries NV	61,801	2,303,669
IMCD Group NV	48,971	2,407,323
Refresco Group NV (b)	79,158	1,203,331
		5,914,323

New Zealand - 0.6%
Fisher & Paykel Healthcare Corp. Ltd.	143,421	974,603

Norway - 2.0%
SpareBank 1 SR-Bank ASA	219,422	1,637,724
XXL ASA (b)	149,277	1,626,339
		3,264,063

Singapore - 1.0%
Frasers Centrepoint Trust	704,478	1,061,934
SIIC Environment Holdings Ltd. *	1,324,028	525,314
		1,587,248

Spain - 1.3%
Acciona SA	11,426	913,894
Hispania Activos Inmobiliarios SOCIMI SA	92,474	1,326,888
		2,240,782

Sweden - 3.0%
Avanza Bank Holding AB	18,270	686,324
Indutrade AB	109,134	2,078,516
Trelleborg AB, Class B	108,399	2,320,675
		5,085,515

Switzerland - 4.3%
Belimo Holding AG	303	1,058,753
IWG plc	655,203	2,617,558

calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Temenos Group AG	22,293	1,770,618
Vontobel Holding AG	17,020	973,639
VZ Holding AG	2,586	709,979
		7,130,547

United Kingdom - 16.8%
Aldermore Group plc *	418,692	1,166,259
Bellway plc	42,312	1,433,646
Bodycote plc	177,338	1,769,286
Derwent London plc	16,597	584,666
DS Smith plc	311,366	1,693,985
Hastings Group Holdings plc (b)	330,009	1,120,086
Hiscox Ltd.	113,452	1,555,100
Inchcape plc	233,647	2,463,338
John Wood Group plc	204,630	1,954,851
Melrose Industries plc	835,459	2,334,246
Softcat plc	160,354	791,576
Spirax-Sarco Engineering plc	30,515	1,824,193
Spire Healthcare Group plc (b)	323,255	1,312,079
St James's Place plc	92,324	1,228,919
Travis Perkins plc	120,593	2,287,767
UNITE Group plc (The)	150,784	1,202,459
Weir Group plc (The)	55,222	1,328,375
WH Smith plc	92,660	2,058,826
		28,109,657

Total Common Stocks (Cost $154,625,379)		163,388,839

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.7%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (c)(d)	1,000,000	935,790
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (c)(e)(f)	111,000	98,790
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (c)(e)(f)	142,000	133,480

Total High Social Impact Investments (Cost $1,253,000)		1,168,060

TIME DEPOSIT - 0.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	731,190	731,190

Total Time Deposit (Cost $731,190)		731,190

8 calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	465,634	465,634

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $465,634)		465,634

TOTAL INVESTMENTS (Cost $157,075,203) - 99.2%		165,753,723
Other assets and liabilities, net - 0.8%		1,414,386
NET ASSETS - 100.0%		167,168,109

At March 31, 2017, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*

Industrials	27.9%
Consumer Discretionary	16.1%
Financials	11.8%
Real Estate	9.2%
Health Care	8.3%
Information Technology	8.0%
Materials	7.2%
Consumer Staples	6.4%
Utilities	1.7%
Energy	1.2%
Telecommunication Services	1.1%
High Social Impact Investments	0.7%
Time Deposit	0.4%
Total	100.0%

*Does not include Short Term Investment of Cash Collateral for Securities Loaned.

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $429,060 as of March 31, 2017.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $6,737,113, which represents 4.0% of the net assets of the Fund as of March 31, 2017.

(c) Restricted Security. Total market value of restricted securities amounts to $1,168,060, which represents 0.7% of the net assets of the Fund as of March 31, 2017.
(d) Affiliated company (see Note F).
(e) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).
(f) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2017.

Abbreviations:
ADR:	American Depositary Receipts
See notes to financial statements.

calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED) 9

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	1,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	111,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	142,000
See notes to financial statements.

10 calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value (Cost $156,075,203) - see accompanying schedule	$164,817,933
Investments in affiliated securities, at value (Cost $1,000,000) - see accompanying schedule	935,790
Foreign currency, at value (Cost $1,319,402)	1,377,710
Receivable for securities sold	2,257,345
Receivable for Fund shares sold	236,049
Dividends and interest receivable	476,878
Interest receivable - affiliated	4,458
Securities lending income receivable	14,510
Directors' deferred compensation plan	118,356
Tax reclaims receivable	141,230
Receivable from affiliate	1,347
Total assets	170,381,606

LIABILITIES
Payable for securities purchased	1,984,704
Collateral for securities loaned	465,634
Payable for Fund shares redeemed	364,683
Payable to affiliates:
Investment advisory fee	136,123
Administrative fees	21,780
Distribution Plan expenses	23,845
Sub-transfer agent fee	2,273
Directors' fees and expenses	4,179
Directors' deferred compensation plan	118,356
Accrued expenses and other liabilities	91,920
Total liabilities	3,213,497
NET ASSETS	$167,168,109

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(250,000,000 shares of $0.01 par value authorized)	$154,346,736
Accumulated distributions in excess of net investment income	(963,049)
Accumulated net realized gain (loss)	5,054,350
Net unrealized appreciation (depreciation)	8,730,072
NET ASSETS	$167,168,109

NET ASSET VALUE PER SHARE
Class A (based on net assets of $43,072,274 and 2,762,364 shares outstanding)	$15.59
Class C (based on net assets of $4,988,837 and 325,961 shares outstanding)	$15.31
Class I (based on net assets of $88,570,263 and 5,780,222 shares outstanding)	$15.32
Class Y (based on net assets of $30,536,735 and 2,048,328 shares outstanding)	$14.91
See notes to financial statements.

calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED) 11

CALVERT INTERNATIONAL OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited) - CONT’D

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$16.37
* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements.

12 calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $91,057)	$1,321,903
Securities lending income	39,742
Interest income	8,307
Interest income - affiliated	5,430
Other income	418
Total investment income	1,375,800

Expenses:
Investment advisory fee	812,115
Administrative fees	129,938
Transfer agency fees and expenses:
Class A	60,641
Class C	7,517
Class I	2,729
Class Y	18,766
Distribution Plan expenses:
Class A	124,836
Class C	24,146
Directors' fees and expenses	9,669
Accounting fees	33,604
Custodian fees	73,196
Professional fees	22,379
Registration fees:
Class A	8,180
Class C	6,208
Class I	18,868
Class Y	9,541
Reports to shareholders	10,089
Miscellaneous	22,664
Total expenses	1,395,086
Reimbursement from Adviser:
Class C	(6,282)
Net expenses	1,388,804
NET INVESTMENT INCOME (LOSS)	(13,004)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $5,919)	14,588,508
Foreign currency transactions	(316,099)
14,272,409

See notes to financial statements.

calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT INTERNATIONAL OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited) - CONT’D

REALIZED AND UNREALIZED GAIN (LOSS) - CONT’D
Net change in unrealized appreciation (depreciation) on:
Investments (including net decrease in payable for foreign capital gains taxes of $32,676)	(171,798)
Investments in affiliated securities	(47,410)
Foreign currency	41,424
(177,784)

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,094,625

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,081,621

See notes to financial statements.

14 calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	($13,004)	$2,304,455
Net realized gain (loss)	14,272,409	(8,901,588)
Net change in unrealized appreciation (depreciation)	(177,784)	18,266,068

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,081,621	11,668,935

Distributions to shareholders from:
Net investment income:
Class A shares	(1,050,800)	(768,140)
Class C shares	(3,184)	—
Class I shares	(1,136,929)	(496,125)
Class Y shares	(418,018)	(389,709)
Net realized gain:
Class A shares	—	(3,241,863)
Class C shares	—	(173,186)
Class I shares	—	(1,423,627)
Class Y shares	—	(1,206,553)
Total distributions	(2,608,931)	(7,699,203)

Capital share transactions:
Shares sold:
Class A shares	9,728,000	22,584,870
Class C shares	352,853	979,800
Class I shares	23,350,866	32,818,157
Class Y shares	11,413,017	21,954,857
Reinvestment of distributions:
Class A shares	961,581	3,890,741
Class C shares	2,718	145,104
Class I shares	1,136,295	1,919,524
Class Y shares	366,604	1,463,650
Shares redeemed:
Class A shares	(80,205,485)	(20,644,340)
Class C shares	(690,669)	(1,141,960)
Class I shares	(10,012,906)	(7,968,411)
Class Y shares	(28,080,760)	(11,668,455)
Total capital share transactions	(71,677,886)	44,333,537

TOTAL INCREASE (DECREASE) IN NET ASSETS	(60,205,196)	48,303,269
See notes to financial statements.

calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT INTERNATIONAL OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Beginning of period	227,373,305	179,070,036
End of period (including accumulated undistributed (distributions in excess of) net investment income of ($963,049) and $1,658,886, respectively)	$167,168,109	$227,373,305

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	667,665	1,580,346
Class C shares	24,351	69,185
Class I shares	1,632,004	2,361,433
Class Y shares	801,337	1,595,580
Reinvestment of distributions:
Class A shares	67,243	269,484
Class C shares	193	10,313
Class I shares	80,932	134,648
Class Y shares	26,818	105,706
Shares redeemed:
Class A shares	(5,242,473)	(1,433,519)
Class C shares	(47,726)	(82,681)
Class I shares	(692,910)	(574,598)
Class Y shares	(1,999,716)	(861,049)
Total capital share activity	(4,682,282)	3,174,848
See notes to financial statements.

16 calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS A SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$14.78	$14.58	$16.42	$15.76	$12.59	$10.57
Income from investment operations:
Net investment income (loss)	(0.02)	0.15(b)	0.14	0.15	0.14	0.13
Net realized and unrealized gain (loss)	0.98	0.63	(0.83)	0.66	3.19	2.01
Total from investment operations	0.96	0.78	(0.69)	0.81	3.33	2.14
Distributions from:
Net investment income	(0.15)	(0.11)	(0.18)	(0.15)	(0.16)	(0.12)
Net realized gain	—	(0.47)	(0.97)	—	—	—
Total distributions	(0.15)	(0.58)	(1.15)	(0.15)	(0.16)	(0.12)
Total increase (decrease) in net asset value	0.81	0.20	(1.84)	0.66	3.17	2.02
Net asset value, ending	$15.59	$14.78	$14.58	$16.42	$15.76	$12.59
Total return (c)	6.62%	5.49%	(4.32%)	5.14%	26.70%	20.52%
Ratios to average net assets: (d)
Net investment income (loss)	(0.25%)(e)	1.07%(b)	0.88%	0.88%	1.04%	1.10%
Total expenses	1.41%(e)	1.49%	1.69%	1.85%	2.13%	2.35%
Net expenses	1.41%(e)	1.46%	1.66%	1.66%	1.66%	1.66%
Portfolio turnover	120%	52%	51%	56%	42%	56%
Net assets, ending (in thousands)	$43,072	$107,429	$99,908	$50,540	$45,563	$27,406

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.006 per share and 0.04% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT INTERNATIONAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS C SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$14.43	$14.28	$16.08	$15.44	$12.30	$10.32
Income from investment operations:
Net investment income (loss)	(0.07)	0.01(b)	(0.03)	(0.01)	0.02	0.04
Net realized and unrealized gain (loss)	0.96	0.61	(0.76)	0.66	3.14	1.95
Total from investment operations	0.89	0.62	(0.79)	0.65	3.16	1.99
Distributions from:
Net investment income	(0.01)	—	(0.04)	(0.01)	(0.02)	(0.01)
Net realized gain	—	(0.47)	(0.97)	—	—	—
Total distributions	(0.01)	(0.47)	(1.01)	(0.01)	(0.02)	(0.01)
Total increase (decrease) in net asset value	0.88	0.15	(1.80)	0.64	3.14	1.98
Net asset value, ending	$15.31	$14.43	$14.28	$16.08	$15.44	$12.30
Total return (c)	6.10%	4.46%	(5.09%)	4.20%	25.70%	19.31%
Ratios to average net assets: (d)
Net investment income (loss)	(0.99%)(e)	0.04%(b)	(0.18%)	(0.08%)	0.17%	0.30%
Total expenses	2.60%(e)	2.67%	2.72%	2.81%	3.27%	3.65%
Net expenses	2.34%(e)	2.44%	2.50%	2.50%	2.50%	2.50%
Portfolio turnover	120%	52%	51%	56%	42%	56%
Net assets, ending (in thousands)	$4,989	$5,037	$5,030	$4,605	$3,282	$2,363

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.006 per share and 0.04% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

18 calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS I SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$14.56	$14.38	$16.19	$15.54	$12.37	$10.36
Income from investment operations:
Net investment income	0.02	0.19(b)	0.19	0.20	0.25	0.21
Net realized and unrealized gain (loss)	0.95	0.63	(0.80)	0.66	3.10	1.93
Total from investment operations	0.97	0.82	(0.61)	0.86	3.35	2.14
Distributions from:
Net investment income	(0.21)	(0.17)	(0.23)	(0.21)	(0.18)	(0.13)
Net realized gain	—	(0.47)	(0.97)	—	—	—
Total distributions	(0.21)	(0.64)	(1.20)	(0.21)	(0.18)	(0.13)
Total increase (decrease) in net asset value	0.76	0.18	(1.81)	0.65	3.17	2.01
Net asset value, ending	$15.32	$14.56	$14.38	$16.19	$15.54	$12.37
Total return (c)	6.82%	5.84%	(3.86%)	5.58%	27.43%	20.89%
Ratios to average net assets: (d)
Net investment income	0.33%(e)	1.35%(b)	1.22%	1.24%	1.76%	1.76%
Total expenses	1.09%(e)	1.17%	1.15%	1.18%	1.43%	1.70%
Net expenses	1.09%(e)	1.16%	1.15%	1.18%	1.20%	1.20%
Portfolio turnover	120%	52%	51%	56%	42%	56%
Net assets, ending (in thousands)	$88,570	$69,319	$40,833	$32,079	$24,130	$8,771

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.008 per share and 0.06% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED) 19

CALVERT INTERNATIONAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS Y SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$14.16	$13.99	$15.68	$15.03	$11.94	$10.00
Income from investment operations:
Net investment income	—(c)	0.19(b)	0.14	0.11	0.18	0.15
Net realized and unrealized gain (loss)	0.94	0.60	(0.77)	0.70	3.03	1.90
Total from investment operations	0.94	0.79	(0.63)	0.81	3.21	2.05
Distributions from:
Net investment income	(0.19)	(0.15)	(0.09)	(0.16)	(0.12)	(0.11)
Net realized gain	—	(0.47)	(0.97)	—	—	—
Total distributions	(0.19)	(0.62)	(1.06)	(0.16)	(0.12)	(0.11)
Total increase (decrease) in net asset value	0.75	0.17	(1.69)	0.65	3.09	1.94
Net asset value, ending	$14.91	$14.16	$13.99	$15.68	$15.03	$11.94
Total return (d)	6.77%	5.82%	(4.11%)	5.40%	27.06%	20.69%
Ratios to average net assets: (e)
Net investment income	0.06%(f)	1.40%(b)	0.92%	0.68%	1.31%	1.36%
Total expenses	1.19%(f)	1.21%	1.42%	1.48%	1.90%	2.49%
Net expenses	1.19%(f)	1.18%	1.41%	1.41%	1.41%	1.41%
Portfolio turnover	120%	52%	51%	56%	42%	56%
Net assets, ending (in thousands)	$30,537	$45,589	$33,299	$16,536	$5,138	$1,638

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.007 per share and 0.05% of average net assets.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

20 calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert World Values Fund, Inc. (the “Corporation”) was organized as a Maryland corporation on February 14, 1992, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates four (4) separate series, or mutual funds, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert International Opportunities Fund (the “Fund”). The Corporation is authorized to issue two billion shares of common stock, $0.01 par value per share, of which 250 million shares have been allocated to the Fund.
The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified and invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies.
The Fund offers Class A, Class C, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 4.75%. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1 million. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the “Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to the Fund's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED) 21

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stocks for which market quotations are readily available are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value these securities each business day. The third party fair value pricing service takes into account many factors, including, but not limited to, movements in U.S. securities markets and changes in futures contracts and foreign exchange rates that have occurred after the close of the principal foreign market, to determine a fair value as of the close of the New York Stock Exchange. Such securities are categorized as Level 2 in the hierarchy.
For restricted securities and private placements (debt and equity) where observable inputs may be limited, assumptions about market activity and risk are used and such securities are categorized as either Level 2 or Level 3 in the hierarchy depending on the relative significance of valuation inputs.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

22 calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

The following table summarizes the market value of the Fund's holdings as of March 31, 2017, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Common Stocks
Australia	$2,263,372	$7,803,453	$—		$10,066,825
Canada	2,388,099	—	—		2,388,099
China	944,636	—	—		944,636
France	2,637,279	7,674,479	—		10,311,758
Ireland	1,217,138	2,074,157	—		3,291,295
Japan	665,589	45,274,631	—		45,940,220
Netherlands	2,407,323	3,507,000	—		5,914,323
Singapore	525,314	1,061,934	—		1,587,248
Switzerland	2,742,371	4,388,176	—		7,130,547
United Kingdom	5,448,367	22,661,290	—		28,109,657
Other Countries*	—	47,704,231	—		47,704,231
Total Common Stocks	$21,239,488	$142,149,351**	$—		$163,388,839
High Social Impact Investments	—	935,790	232,270		1,168,060
Time Deposit	—	731,190	—		731,190
Short Term Investment of Cash Collateral For Securities Loaned	465,634	—	—		465,634
TOTAL	$21,705,122	$143,816,331	$232,270	^	$165,753,723

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.
** Includes certain securities trading primarily outside the U.S. where the value was adjusted as a result of significant market movements following the close of local trading.
^ Level 3 securities represent 0.1% of net assets.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined

calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED) 23

in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Fund following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Fund and CRM (the “Transaction”).
For its services pursuant to the new investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.75% of the Fund’s average daily net assets. Prior to December 31, 2016, CIM, a direct subsidiary of Calvert Investments, Inc. and an indirect subsidiary of Ameritas Holding Company, provided investment advisory services to the Fund. For its services, CIM received a fee at the same annual rate as the Fund’s investment advisory agreement with CRM. For the six months ended March 31, 2017, the investment advisory fee amounted to $812,115, of which $404,698 was paid to CRM and $407,417 was paid to CIM.
Pursuant to a sub-advisory agreement effective December 31, 2016, CRM pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM and EVMI have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.66%, 2.26%, 1.20% and 1.41% for Class A, Class C, Class I and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement may be changed or terminated after January 31, 2018. Prior to December 31, 2016, CIM contractually agreed to limit net annual fund operating expenses to 1.66%, 2.41%, 1.20% and 1.41% for Class A, Class C, Class I and Class Y, respectively, of such class’ average daily net assets. For the six months ended March 31, 2017, CRM and EVMI waived or reimbursed in total expenses of $3,929 and CIM waived or reimbursed expenses of $2,353.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Fund at an annual rate of 0.12% of the Fund's average daily net assets, payable monthly. For the six months ended March 31, 2017, CRM was paid administrative fees of $64,751 and CIAS was paid administrative fees of $65,187.
The Fund adopted a new distribution plan for Class A shares (Class A Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act, which were approved by the Board of Directors and became effective as of December 31, 2016 or shortly thereafter upon approval by the shareholders of the respective class. Pursuant to the Class A Plan and Class C Plan, the Fund pays a distribution fee of 0.25% and 0.75% per annum for Class A and Class C, respectively, and a service fee of 0.25% per annum for Class C of its average daily net assets attributable to such class for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided. Pursuant to the Fund’s former distribution plans for Class A shares and Class C shares, the Fund was permitted to pay certain expenses associated with the distribution and servicing of its Class A and Class C shares not to exceed 0.50% for Class A and 1.00% for Class C of the Fund’s average daily net assets with respect to such class. Effective December 31, 2016, the fees are paid to Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter. Prior to December 31, 2016, the fees were paid to Calvert Investment Distributors,

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Inc. (CID), an affiliate of CIM and the Fund’s former distributor and principal underwriter. Distribution and service fees paid or accrued for the six months ended March 31, 2017 amounted to $124,836 or 0.25% per annum of Class A’s average daily net assets, of which $60,082 was paid to EVD and $64,754 was paid to CID, and $24,146 or 1.00% per annum of Class C’s average daily net assets, of which $12,141 was paid to EVD and $12,005 was paid to CID.
The Fund was informed that EVD and CID received $2,665 and $2,584, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Fund was also informed that EVD and CID received $6,081 and $76, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period.
Effective December 31, 2016, EVM provides sub-transfer agency services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016, Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Fund and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees paid to EVM were $6,211 and shareholder servicing fees paid to CIS were $6,475. Such fees are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Director of the Fund who was not an employee of CIM or its affiliates received a fee of $3,000 for each Board meeting attended plus an annual fee of $52,000. Committee members received $500 for each Committee meeting attended plus an annual fee of $2,500. Committee chairs received an additional annual retainer ranging from $6,000 to $10,000. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds’ Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser’s Chief Executive Officer and four additional members. Each member (other than the Adviser’s Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $245,768,158 and $314,179,919, respectively.
At September 30, 2016, the Fund, for federal income tax purposes, had the following capital loss carryforwards which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

Capital Loss Carryforwards
NO EXPIRATION DATE
Short-term	($438,086)
Long-term	(523,290)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses will retain their character as either long-term or short-term.

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The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Unrealized appreciation	$11,942,182
Unrealized (depreciation)	(4,246,418)
Net unrealized appreciation (depreciation)	$7,695,764

Federal income tax cost of investments	$158,057,959
NOTE D — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The total value of securities on loan was $429,060 as of March 31, 2017.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017.

	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$465,634	$—	$—	$—	$465,634
Amount of recognized liabilities for securities lending transactions					$465,634
The carrying amount of the liability for collateral for securities loaned at March 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at March 31, 2017.
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2017.
For the six months ended March 31, 2017, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$471,184	2.03%	$8,572,636	February 2017

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NOTE F — AFFILIATED COMPANIES
The Fund invests a portion of its assets designated for high social impact investments in notes issued by the Calvert Social Investment Foundation (the “Foundation”) pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Fund relies on exemptive relief to invest in the notes because the Fund’s investments in the notes may be considered prohibited transactions between affiliated persons under the 1940 Act. The Foundation may be considered an affiliated person of the Calvert Funds based on the overlap between the Foundation’s Board of Directors and the Funds’ Directors/Trustees and other potential affiliations. The Foundation has licensed use of the Calvert name from the Adviser, and the Adviser’s President and Chief Executive Officer serves on the Foundation Board. The Foundation is not owned or otherwise controlled by the Adviser or its affiliates. Transactions in affiliated companies by the Fund for the six months ended March 31, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 0.50%, 3/18/17	$1,000,000	$—	($1,000,000)	$—	$—	$972	$—	$—	$16,800
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	1,000,000	—	1,000,000	935,790	4,458	—	—	(64,210)
TOTALS					$935,790	$5,430	$—	$—	($47,410)
NOTE G — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
NOTE H — REGULATORY MATTERS
On October 18, 2016, CIM announced that it had determined that certain fees paid to third-party financial intermediaries were incorrectly allocated for payment by, and paid by, the Calvert Funds. Specifically, for periods prior to January 1, 2015, the Calvert Funds paid fees under certain intermediary agreements that were primarily for distribution-related services or were in excess of the sub-transfer agency expense cap in place during the period and therefore should have been paid by CIM out of CIM’s own assets or by the Calvert Funds under a Rule 12b-1 plan. The matter was self-reported to the SEC in 2016.
On May 2, 2017, in acceptance of a settlement proposal by CIM and CID, the SEC issued an administrative order requiring CIM and CID to pay $21,614,534 to affected shareholders of the Calvert Funds, including the Fund. The administrative order also censured CIM and CID and required them to pay a $1 million penalty to the SEC. CIM is in the process of determining the economic impact of misallocated fees on the affected Calvert Funds, including the Fund, and their shareholders, and developing a plan to reimburse eligible shareholders following that determination.

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SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert International Opportunities Fund, a series of Calvert World Values Fund, Inc. (the “Fund”) was held on December 16, 2016, and adjourned to December 23, 2016, December 28, 2016 and January 6, 2017.

Shareholders of the Fund voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

Number of Shares*
For	Against	Abstain**	Uninstructed**
9,658,201	223,481	263,964	2,689,658

2.	Approval of a new investment sub-advisory agreement with Eaton Vance Management (International) Limited.

Number of Shares*
For	Against	Abstain	Uninstructed**
9,607,898	234,705	303,042	2,689,659

3.	Reaffirmation and approval of the Fund’s ability to invest in notes issued by Calvert Social Investment Foundation.

Number of Shares*
For	Against	Abstain	Uninstructed**
9,655,817	243,440	246,391	2,689,657

4.	Approval of the Fund’s reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

Number of Shares*
For	Against	Abstain	Uninstructed**
9,631,141	238,258	276,247	2,689,658

Shareholders of Class A shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain	Uninstructed**
4,252,432	47,905	365,266	1,152,947

Shareholders of Class C shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
130,739	543	12,680	30,008

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Shareholders of Calvert World Values Fund, Inc. voted on the following proposal:

1.	To elect Directors of Calvert World Values Fund, Inc.:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	39,776,422	1,439,396
Alice Gresham Bullock	39,831,328	1,384,490
Cari Dominguez	39,839,990	1,375,828
Miles D. Harper III	39,768,678	1,447,140
John G. Guffey, Jr.	39,771,630	1,444,188
Joy V. Jones	39,842,813	1,373,004
Anthony A. Williams	35,278,280	5,937,538
John H. Streur	39,768,579	1,447,239

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert International Opportunities Fund
At a meeting held on October 14, 2016, the Board of Directors of Calvert World Values Fund, Inc. (“CWVF”), and by a separate vote, the Directors who are not “interested persons” of CWVF (the “Independent Directors”), approved a new Investment Advisory Agreement between CWVF and Eaton Vance Investment Advisors (renamed Calvert Research and Management) (“CRM” or the “Adviser”) and a new Investment Sub-Advisory Agreement between the Adviser and Eaton Vance Management (International) Limited (the “Sub-Adviser”), each with respect to the Calvert International Opportunities Fund (the “Fund”). The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory and Investment Sub-Advisory Agreements would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. (“CIM”) by Eaton Vance Corporation (“Eaton Vance”) (the “Transaction”).
In connection with the proposed Transaction, the Independent Directors, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Directors also received information from the Sub-Adviser concerning the services to be provided to the Fund. The Independent Directors reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory and Investment Sub-Advisory Agreements.
The Independent Directors met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Directors participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Directors regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement, the Directors considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance’s financial condition; the proposed advisory fees; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund's projected growth and size on each Calvert Fund's performance and expenses; and CRM’s compliance program.
In considering the nature, extent, and quality of the services to be provided to the Fund by CRM under the new Investment Advisory Agreement, the Directors took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Directors considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Directors also took into account CRM’s and Eaton Vance’s proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a “dual-hat” arrangement. CRM’s administrative capabilities were also considered. The Directors concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by CRM under the new Investment Advisory Agreement.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the new Investment Advisory and Investment Sub-Advisory Agreements, including, comparisons of the Fund’s returns with those of its benchmark and the average of its Lipper category for the one-, three- and five-year periods ended July 31, 2016.
In considering the Fund’s proposed fees and estimated expenses, the Directors considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Directors also took into account that there were no increases in the advisory fees being proposed and that for certain Calvert Funds, CRM had proposed a reduction in advisory fees. The Directors further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and increase the fee waivers/expense reimbursements for other Calvert Funds, such as the Fund. Based upon their review the Directors concluded that the proposed advisory fee was reasonable in view of the quality of services to be received by the Fund from CRM.
In reviewing the anticipated profitability of the Fund to CRM and its affiliates, the Directors considered the fact that affiliates of CRM would be providing sub-advisory, shareholder servicing, administrative and distribution services to the Fund for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Fund. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its

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relationship with the Fund. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Fund was reasonable.
The Directors considered the effect of each Calvert Fund’s current size and potential growth on its performance and expenses. The Directors took into account management’s discussion of the Calvert Funds’ proposed advisory and sub-advisory fees. The Directors noted that the advisory fee schedule for certain Calvert Funds, will contain breakpoints that will reduce the respective advisory fee rate on assets above specified levels as the applicable Calvert Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Calvert Funds that did not currently have such breakpoints in their advisory fee schedule. The Directors determined that adding breakpoints at specified levels to the advisory fee schedules of the Calvert Funds that did not currently have breakpoints, such as the Fund, would not be appropriate at this time. The Directors noted that if the Fund’s assets increased over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Directors also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Fund;
(ii) the continued management of the Fund in a manner materially consistent with the Fund’s existing investment objective and principal investment strategies, which includes continuing to manage the Fund pursuant to responsible investment criteria as described in the prospectus;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Fund, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Directors did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
The Directors reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement and (b) the advisory fees are reasonable in view of the quality of the services to be received by the Fund from CRM. Based on the foregoing considerations, the Directors, including the Independent Directors, approved the new Investment Advisory Agreement, subject to the approval of the Fund’s shareholders.
In connection with the proposed Transaction, the Board determined that it would be in the Fund’s best interests to appoint the Sub-Adviser, an affiliate of CRM, as a new sub-adviser to the Fund effective upon the closing of the Transaction. The Board reviewed and discussed information provided by the Sub-Adviser and received advice from their independent legal counsel regarding their responsibilities in evaluating the proposed Transaction and the new Investment Sub-Advisory Agreement.
In evaluating the new Investment Sub-Advisory Agreement, the Directors considered information provided by Eaton Vance or its affiliates relating to the Sub-Adviser’s operations, personnel, investment philosophy, strategies, and techniques. Among other information, Eaton Vance or its affiliates provided biographical information on portfolio management and other professional staff, performance information for itself, and descriptions of its investment philosophies, strategies and techniques, organizational and management structures, and brokerage policies and practices.
In the course of their deliberations concerning the new Investment Sub-Advisory Agreement, the Directors evaluated, among other factors: the nature, extent and the quality of the services to be provided by the Sub-Adviser; the Sub-Adviser’s management style and long-term performance record; the Fund’s performance record and the Sub-Adviser’s performance in executing its investment strategies; the Sub-Adviser’s current level of staffing and its overall resources; the qualifications and experience of the Sub-Adviser’s personnel; and the Sub-Adviser’s financial condition with respect to its ability to perform the services required under the new Investment Sub-Advisory Agreement. The Directors also considered materials provided by Eaton Vance, including: (1) an explanation of the basis for recommending that the Sub-Adviser serve as sub-adviser to the Fund; (2) a description of the investment professionals who would manage the Fund; (3) a description of the investment strategy and investment process to be used in managing the Fund; and (4) performance information for comparable funds. Based upon their review, the Directors

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concluded that they were satisfied with the nature, extent and quality of services proposed to be provided to the Fund by the Sub-Adviser under the new Investment Sub-Advisory Agreement.
In considering the cost of services to be provided by the Sub-Adviser and the profitability to the Sub-Adviser of its relationship with the Fund, the Directors noted that CRM would pay the sub-advisory fees to the Sub-Adviser out of its advisory fee. Based upon their review, the Directors determined that the proposed sub-advisory fee was reasonable in view of the quality of services to be received by the Fund from the Sub-Adviser. Because CRM would pay the Sub-Adviser’s sub-advisory fees, the cost of services provided by the Sub-Adviser and the profitability to the Sub-Adviser of its relationship with the Fund were not material factors in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Adviser’s management of the Fund to be a material factor in its consideration.
In approving the new Investment Sub-Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
The Directors reached the following conclusions regarding the new Investment Sub-Advisory Agreement, among others: (a) the Sub-Adviser is qualified to manage the Fund’s assets in accordance with the Fund’s investment objectives and policies; (b) the Sub-Adviser is likely to execute its investment strategies consistently over time; and (c) the proposed sub-advisory fees are reasonable in view of the quality of services to be received by the Fund from the Sub-Adviser. Based upon the foregoing considerations, the Directors, including the Independent Directors, approved the new Investment Sub-Advisory Agreement, subject to approval of the Fund's shareholders.

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OFFICERS AND DIRECTORS

Officers of Calvert International Opportunities Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert International Opportunities Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(4)

Joy V. Jones(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock and Dominguez and Mr. Williams began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

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IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

34 calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

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CALVERT INTERNATIONAL OPPORTUNITIES FUND	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24212 3.31.17

Calvert Emerging Markets Equity Fund

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
26	Special Meeting of Shareholders
28	Board Approval of Investment Advisory Agreement
31	Officers and Directors
32	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Gary Greenberg, CFA and Elena Tedesco, CFA, each of Hermes Investment Management Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/29/2012	10/29/2012	5.60%	15.32%	—	5.55%
Class A with 4.75% Maximum Sales Charge	—	—	0.55	9.85	—	4.39
Class C at NAV	10/29/2012	10/29/2012	5.16	14.50	—	4.62
Class C with 1% Maximum Sales Charge	—	—	4.16	13.50	—	4.62
Class I at NAV	10/29/2012	10/29/2012	5.80	15.82	—	5.94
Class Y at NAV	10/29/2012	10/29/2012	5.71	15.64	—	5.83

MSCI Emerging Markets Index	—	—	6.80%	17.21%	0.80%	1.59%

Ticker Symbol			Class A	Class C	Class I	Class Y
			CVMAX	CVMCX	CVMIX	CVMYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			1.81%	4.31%	1.35%	1.48%
Net			1.27	2.02	0.92	1.02

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST STOCK HOLDINGS (% of net assets)

Information Technology	29.9%	Tencent Holdings Ltd.	6.3%
Consumer Discretionary	22.4%	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5.4%
Financials	21.6%	Alibaba Group Holding Ltd. (ADR)	4.3%
Health Care	7.7%	Techtronic Industries Co. Ltd.	3.7%
Consumer Staples	7.1%	HDFC Bank Ltd. (ADR)	3.3%
Utilities	5.0%	Samsonite International SA	3.2%
Materials	1.8%	KB Financial Group, Inc.	2.7%
Energy	1.8%	AIA Group Ltd.	2.6%
Industrials	1.4%	Power Grid Corp. of India Ltd.	2.6%
High Social Impact Investments	1.3%	Bank Rakyat Indonesia Persero Tbk PT	2.5%
Total	100.0%	Total	36.6%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 3

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	1.27%	$1,000.00	$1,056.00	$6.51
Hypothetical (5% return per year before expenses)	1.27%	$1,000.00	$1,018.60	$6.39
Class C
Actual	2.02%	$1,000.00	$1,051.60	$10.33
Hypothetical (5% return per year before expenses)	2.02%	$1,000.00	$1,014.86	$10.15
Class I
Actual	0.92%	$1,000.00	$1,058.00	$4.72
Hypothetical (5% return per year before expenses)	0.92%	$1,000.00	$1,020.34	$4.63
Class Y
Actual	1.02%	$1,000.00	$1,057.10	$5.23
Hypothetical (5% return per year before expenses)	1.02%	$1,000.00	$1,019.85	$5.14

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4 calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 91.6%
Argentina - 1.5%
Pampa Energia SA (ADR) *	43,494	2,358,245

Brazil - 8.1%
BB Seguridade Participacoes SA	278,500	2,597,649
Itau Unibanco Holding SA, PFC Shares	173,134	2,096,013
Klabin SA	539,682	2,611,698
Lojas Renner SA	267,700	2,377,199
Ultrapar Participacoes SA	113,400	2,594,298
		12,276,857

Chile - 1.4%
S.A.C.I. Falabella	249,907	2,085,983

China - 15.9%
Alibaba Group Holding Ltd. (ADR) *	60,891	6,565,876
China Biologic Products, Inc. *	31,930	3,197,151
China Mengniu Dairy Company Ltd.	1,283,000	2,660,446
Shenzhen International Holdings Ltd.	1,297,404	2,128,732
Tencent Holdings Ltd.	333,800	9,616,612
		24,168,817

Hong Kong - 9.5%
AIA Group Ltd.	631,000	3,982,844
Samsonite International SA	1,348,475	4,903,678
Techtronic Industries Co. Ltd.	1,372,000	5,554,238
		14,440,760

Hungary - 1.9%
Richter Gedeon Nyrt	126,595	2,875,193

India - 13.6%
Bharat Forge Ltd.	152,614	2,455,221
HCL Technologies Ltd.	158,720	2,141,083
HDFC Bank Ltd. (ADR)	66,357	4,991,374
Hero MotoCorp. Ltd.	38,774	1,923,821
Motherson Sumi Systems Ltd. *	545,344	3,124,107
Power Grid Corp. of India Ltd.	1,284,342	3,901,896
Tech Mahindra Ltd.	302,363	2,130,708
		20,668,210

Indonesia - 2.5%
Bank Rakyat Indonesia Persero Tbk PT	3,979,100	3,874,523

Mexico - 3.3%
Grupo Financiero Banorte SAB de CV	358,589	2,063,554

calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Wal-Mart de Mexico SAB de CV	1,305,887	3,013,223
		5,076,777

Peru - 1.7%
Credicorp Ltd.	15,541	2,537,845

Russia - 4.6%
Magnit PJSC	16,602	2,737,406
Mail.Ru Group Ltd. (GDR) *	84,058	1,857,682
Sberbank of Russia PJSC (ADR)	210,084	2,428,175
		7,023,263

South Africa - 5.3%
Foschini Group Ltd. (The)	180,599	2,078,433
Life Healthcare Group Holdings Ltd. (a)	967,020	2,084,486
Naspers Ltd., Class N	10,381	1,788,774
Shoprite Holdings Ltd. (a)	145,316	2,101,676
		8,053,369

South Korea - 4.8%
KB Financial Group, Inc.	93,389	4,092,909
Samsung Fire & Marine Insurance Co. Ltd.	13,280	3,183,939
		7,276,848

Taiwan - 14.8%
Advantech Co. Ltd.	337,000	2,821,119
Chipbond Technology Corp.	1,413,000	2,259,518
Hon Hai Precision Industry Co. Ltd.	967,400	2,901,317
Land Mark Optoelectronics Corp.	260,900	2,539,536
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	247,866	8,139,919
Tong Yang Industry Co. Ltd.	1,068,448	1,855,847
Tung Thih Electronic Co. Ltd.	234,000	2,016,747
		22,534,003

Turkey - 0.7%
Aygaz AS	265,935	1,076,534

United Kingdom - 2.0%
NMC Health plc (a)	137,513	3,048,175

Total Common Stocks (Cost $121,003,698)		139,375,402

RIGHTS - 0.1%
Life Healthcare Group Holdings Ltd. *	330,881	110,982

Total Rights (Cost $0)		110,982

6 calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
PARTICIPATORY NOTES - 3.8%
China - 3.8%
Gree Electric Appliances, Inc., (Merrill Lynch International & Co.), 8/31/18 *	116,652	536,926
Gree Electric Appliances, Inc., (Morgan Stanley Asia Products Ltd.), 12/14/18 *	309,867	1,426,256
Gree Electric Appliances, Inc., (Morgan Stanley Asia Products Ltd.), 2/16/18 *	181,097	833,553
Hangzhou Hikvision Digital Technology Co. Ltd., (Merrill Lynch International & Co.), 4/9/19 *	435,676	2,017,964
Hangzhou Hikvision Digital Technology Co. Ltd., (Morgan Stanley Asia Products Ltd.), 1/18/19 *	227,912	1,055,643
		5,870,342

Total Participatory Notes (Cost $4,152,445)		5,870,342

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 1.3%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (b)(c)	2,000,000	1,871,580
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(d)(e)	43,000	38,270
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (b)(d)(e)	56,000	52,640

Total High Social Impact Investments (Cost $2,099,000)		1,962,490

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	3,900,485	3,900,485

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $3,900,485)		3,900,485

TOTAL INVESTMENTS (Cost $131,155,628) - 99.4%		151,219,701
Other assets and liabilities, net - 0.6%		839,054
NET ASSETS - 100.0%		152,058,755

At March 31, 2017, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*

Information Technology	29.9%
Consumer Discretionary	22.4%
Financials	21.6%
Health Care	7.7%
Consumer Staples	7.1%
Utilities	5.0%
Materials	1.8%
Energy	1.8%
Industrials	1.4%
High Social Impact Investments	1.3%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 7

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $3,438,805 as of March 31, 2017.
(b) Restricted Security. Total market value of restricted securities amounts to $1,962,490, which represents 1.3% of the net assets of the Fund as of March 31, 2017.
(c) Affiliated company (see Note G).
(d) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).
(e) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2017.

Abbreviations:
ADR:	American Depositary Receipts
GDR:	Global Depositary Receipts
PFC Shares:	Preference Shares

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	2,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	43,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	56,000
See notes to financial statements.

8 calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EMERGING MARKETS EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value (Cost $129,155,628) - see accompanying schedule	$149,348,121
Investments in affiliated securities, at value (Cost $2,000,000) - see accompanying schedule	1,871,580
Cash	968,833
Foreign currency, at value (Cost $2,234,774)	2,301,109
Receivable for securities sold	1,765,304
Receivable for Fund shares sold	728,313
Dividends and interest receivable	268,341
Interest receivable affiliated	8,917
Securities lending income receivable	323
Directors' deferred compensation plan	49,121
Tax reclaims receivable	2,975
Receivable from affiliate	57,552
Total assets	157,370,489

LIABILITIES
Payable for securities purchased	929,970
Collateral for securities loaned	3,900,485
Payable for Fund shares redeemed	155,237
Payable for foreign capital gains taxes	104,903
Payable to affiliates:
Investment advisory fee	110,295
Administrative fees	13,730
Distribution Plan expenses	7,645
Sub-transfer agent fee	644
Directors' fees and expenses	3,836
Directors' deferred compensation plan	49,121
Accrued expenses and other liabilities	35,868
Total liabilities	5,311,734
NET ASSETS	$152,058,755

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(250,000,000 shares of $0.01 par value authorized)	$137,419,439
Accumulated undistributed net investment income	76,430
Accumulated net realized gain (loss)	(5,472,818)
Net unrealized appreciation (depreciation)	20,035,704
NET ASSETS	$152,058,755

calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 9

NET ASSET VALUE PER SHARE
Class A (based on net assets of $27,787,441 and 2,044,512 shares outstanding)	$13.59
Class C (based on net assets of $1,433,090 and 106,945 shares outstanding)	$13.40
Class I (based on net assets of $79,336,994 and 5,793,167 shares outstanding)	$13.69
Class Y (based on net assets of $43,501,230 and 3,149,161 shares outstanding)	$13.81

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$14.27
* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements.

10 calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EMERGING MARKETS EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $88,440)	$747,164
Interest income - affiliated	13,028
Securities lending income	1,687
Interest income	1,592
Other income	89
Total investment income	763,560

Expenses:
Investment advisory fee	584,493
Administrative fees	76,867
Transfer agency fees and expenses:
Class A	29,876
Class C	2,610
Class I	2,540
Class Y	12,511
Distribution Plan expenses:
Class A	39,003
Class C	5,558
Directors' fees and expenses	10,168
Accounting fees	18,300
Custodian fees	108,495
Professional fees	20,048
Registration fees:
Class A	9,852
Class C	8,533
Class I	9,809
Class Y	9,694
Reports to shareholders	5,199
Miscellaneous	10,090
Total expenses	963,646
Reimbursement from Adviser:
Class A	(82,986)
Class C	(12,707)
Class I	(132,043)
Class Y	(64,329)
Administrative fees waived	(6,603)
Net expenses	664,978
NET INVESTMENT INCOME (LOSS)	98,582

calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 11

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	275,253
Foreign currency transactions	(176,419)
98,834

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities (including net increase in payable for foreign capital gains taxes of $91,641)	8,491,778
Investments in affiliated securities	(92,840)
Foreign currency	65,698
8,464,636

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,563,470

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,662,052
See notes to financial statements.

12 calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EMERGING MARKETS EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$98,582	$887,140
Net realized gain (loss)	98,834	(2,908,514)
Net change in unrealized appreciation (depreciation)	8,464,636	19,998,404

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,662,052	17,977,030

Distributions to shareholders from:
Net investment income:
Class A shares	(160,548)	(201,769)
Class C shares	(1,582)	(739)
Class I shares	(514,051)	(492,370)
Class Y shares	(212,318)	(124,328)
Total distributions	(888,499)	(819,206)

Capital share transactions:
Shares sold:
Class A shares	7,945,106	25,335,469
Class C shares	516,114	482,880
Class I shares	20,948,040	15,361,751
Class Y shares	22,068,736	23,886,469
Reinvestment of distributions:
Class A shares	148,081	173,845
Class C shares	1,420	668
Class I shares	508,083	491,547
Class Y shares	194,485	116,687
Shares redeemed:
Class A shares	(21,283,325)	(14,634,570)
Class C shares	(160,209)	(195,772)
Class I shares	(4,480,852)	(5,100,991)
Class Y shares	(7,355,674)	(7,965,677)
Total capital share transactions	19,050,005	37,952,306

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,823,558	55,110,130

NET ASSETS
Beginning of period	125,235,197	70,125,067
End of period (including accumulated undistributed net investment income of $76,430 and $866,347, respectively)	$152,058,755	$125,235,197

calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT EMERGING MARKETS EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Shares sold:
Class A shares	623,466	2,131,863
Class C shares	41,587	42,163
Class I shares	1,638,022	1,296,392
Class Y shares	1,673,190	2,051,842
Reinvestment of distributions:
Class A shares	12,454	15,091
Class C shares	121	59
Class I shares	42,446	42,411
Class Y shares	16,100	9,973
Shares redeemed:
Class A shares	(1,630,973)	(1,270,596)
Class C shares	(12,700)	(17,002)
Class I shares	(348,242)	(434,186)
Class Y shares	(562,276)	(660,485)
Total capital share activity	1,493,195	3,207,525

See notes to financial statements.

14 calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017(a) (Unaudited)	Year Ended September 30,			Period Ended September 30, 2013(a)(b)
CLASS A SHARES		2016(a)	2015(a)	2014(a)
Net asset value, beginning	$12.94	$10.90	$13.15	$13.34	$12.00
Income from investment operations:
Net investment income (loss)	(0.01)	0.08(c)	0.11	0.08	0.13
Net realized and unrealized gain (loss)	0.73	2.06	(1.92)	0.46	1.34
Total from investment operations	0.72	2.14	(1.81)	0.54	1.47
Distributions from:
Net investment income	(0.07)	(0.10)	(0.03)	(0.04)	(0.13)
Net realized gain	—	—	(0.41)	(0.69)	—
Total distributions	(0.07)	(0.10)	(0.44)	(0.73)	(0.13)
Total increase (decrease) in net asset value	0.65	2.04	(2.25)	(0.19)	1.34
Net asset value, ending	$13.59	$12.94	$10.90	$13.15	$13.34
Total return (d)	5.60%	19.75%	(14.18%)	4.19%	12.30%
Ratios to average net assets: (e)
Net investment income (loss)	(0.15%)(f)	0.66%(c)	0.84%	0.57%	1.16%(f)
Total expenses	1.80%(f)	1.95%	2.18%	2.22%	3.03%(f)
Net expenses	1.27%(f)	1.47%	1.75%	1.78%	1.78%(f)
Portfolio turnover	30%	32%	66%	95%	74%
Net assets, ending (in thousands)	$27,787	$39,343	$23,569	$20,628	$6,337

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) From October 29, 2012 inception.
(c) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.03% of average net assets.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017(a) (Unaudited)	Year Ended September 30,			Period Ended September 30, 2013(a)(b)
CLASS C SHARES		2016(a)	2015(a)	2014(a)
Net asset value, beginning	$12.76	$10.74	$13.05	$13.34	$12.00
Income from investment operations:
Net investment income (loss)	(0.05)	—(c)	(0.03)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	0.71	2.03	(1.87)	0.45	1.37
Total from investment operations	0.66	2.03	(1.90)	0.40	1.36
Distributions from:
Net investment income	(0.02)	(0.01)	—	—	(0.02)
Net realized gain	—	—	(0.41)	(0.69)	—
Total distributions	(0.02)	(0.01)	(0.41)	(0.69)	(0.02)
Total increase (decrease) in net asset value	0.64	2.02	(2.31)	(0.29)	1.34
Net asset value, ending	$13.40	$12.76	$10.74	$13.05	$13.34
Total return (d)	5.16%	18.94%	(14.98%)	3.10%	11.38%
Ratios to average net assets: (e)
Net investment income (loss)	(0.79%)(f)	0.02%(c)	(0.23%)	(0.41%)	(0.09%)(f)
Total expenses	4.31%(f)	4.44%	5.00%	4.36%	100.72%(f)
Net expenses	2.02%(f)	2.21%	2.70%	2.78%	2.78%(f)
Portfolio turnover	30%	32%	66%	95%	74%
Net assets, ending (in thousands)	$1,433	$994	$566	$610	$133

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) From October 29, 2012 inception.
(c) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.03% of average net assets.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

16 calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017(a) (Unaudited)	Year Ended September 30,			Period Ended September 30, 2013(a)(b)
CLASS I SHARES		2016(a)	2015(a)	2014(a)
Net asset value, beginning	$13.06	$10.99	$13.26	$13.49	$12.00
Income from investment operations:
Net investment income	0.02	0.12(c)	0.14	0.10	0.19
Net realized and unrealized gain (loss)	0.71	2.09	(1.93)	0.48	1.33
Total from investment operations	0.73	2.21	(1.79)	0.58	1.52
Distributions from:
Net investment income	(0.10)	(0.14)	(0.07)	(0.12)	(0.03)
Net realized gain	—	—	(0.41)	(0.69)	—
Total distributions	(0.10)	(0.14)	(0.48)	(0.81)	(0.03)
Total increase (decrease) in net asset value	0.63	2.07	(2.27)	(0.23)	1.49
Net asset value, ending	$13.69	$13.06	$10.99	$13.26	$13.49
Total return (d)	5.80%	20.31%	(13.92%)	4.49%	12.73%
Ratios to average net assets: (e)
Net investment income	0.29%(f)	1.06%(c)	1.12%	0.78%	1.61%(f)
Total expenses	1.34%(f)	1.41%	1.48%	1.42%	1.65%(f)
Net expenses	0.92%(f)	1.12%	1.40%	1.42%	1.43%(f)
Portfolio turnover	30%	32%	66%	95%	74%
Net assets, ending (in thousands)	$79,337	$58,259	$39,101	$33,721	$33,053

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From October 29, 2012 inception.
(c) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.03% of average net assets.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017(a) (Unaudited)	Year Ended September 30,			Period Ended September 30, 2013(a)(b)
CLASS Y SHARES		2016(a)	2015(a)	2014(a)
Net asset value, beginning	$13.17	$11.10	$13.35	$13.48	$12.00
Income from investment operations:
Net investment income	0.01	0.16(c)	0.12	0.10	0.14
Net realized and unrealized gain (loss)	0.73	2.05	(1.93)	0.49	1.36
Total from investment operations	0.74	2.21	(1.81)	0.59	1.50
Distributions from:
Net investment income	(0.10)	(0.14)	(0.03)	(0.03)	(0.02)
Net realized gain	—	—	(0.41)	(0.69)	—
Total distributions	(0.10)	(0.14)	(0.44)	(0.72)	(0.02)
Total increase (decrease) in net asset value	0.64	2.07	(2.25)	(0.13)	1.48
Net asset value, ending	$13.81	$13.17	$11.10	$13.35	$13.48
Total return (d)	5.71%	20.09%	(13.96%)	4.51%	12.55%
Ratios to average net assets: (e)
Net investment income	0.20%(f)	1.34%(c)	0.95%	0.78%	1.28%(f)
Total expenses	1.45%(f)	1.59%	2.07%	2.24%	18.62%(f)
Net expenses	1.02%(f)	1.18%	1.50%	1.53%	1.53%(f)
Portfolio turnover	30%	32%	66%	95%	74%
Net assets, ending (in thousands)	$43,501	$26,639	$6,889	$2,320	$440

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From October 29, 2012 inception.
(c) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.004 per share and 0.03% of average net assets.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

18 calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert World Values Fund, Inc. (the “Corporation”) was organized as a Maryland corporation on February 14, 1992, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates four (4) separate series, or mutual funds, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert Emerging Markets Equity Fund (the “Fund”). The Corporation is authorized to issue two billion shares of common stock, $0.01 par value per share, of which 250 million shares have been allocated to the Fund.
The investment objective of the Fund, which is diversified, is to seek long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries.
The Fund offers Class A, Class C, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 4.75%. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1 million. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the “Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to the Fund's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 19

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stocks and rights for which market quotations are readily available are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value these securities each business day. The third party fair value pricing service takes into account many factors, including, but not limited to, movements in U.S. securities markets and changes in futures contracts and foreign exchange rates that have occurred after the close of the principal foreign market, to determine a fair value as of the close of the New York Stock Exchange. Such securities are categorized as Level 2 in the hierarchy.
For restricted securities and private placements (equity and debt) where observable inputs may be limited, assumptions about market activity and risk are used and such securities are categorized as either Level 2 or Level 3 in the hierarchy depending on the relative significance of valuation inputs.
Participatory notes are valued based on the value of the underlying equity security as determined using the valuation techniques for equity securities listed above. Participatory notes are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2017, based on the inputs used to value them:

20 calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks
Argentina	$2,358,245	$—	$—	$2,358,245
Brazil	12,276,857	—	—	12,276,857
Chile	2,085,983	—	—	2,085,983
China	9,763,027	14,405,790	—	24,168,817
India	4,991,374	15,676,836	—	20,668,210
Mexico	5,076,777	—	—	5,076,777
Peru	2,537,845	—	—	2,537,845
Russia	1,857,682	5,165,581	—	7,023,263
Taiwan	8,139,919	14,394,084	—	22,534,003
Other Countries*	—	40,645,402	—	40,645,402
Total Common Stocks	49,087,709	90,287,693**	—	139,375,402
Rights	110,982	—	—	110,982
Participatory Notes	—	5,870,342	—	5,870,342
High Social Impact Investments	—	1,871,580	90,910	1,962,490
Short Term Investment of Cash Collateral For Securities Loaned	3,900,485	—	—	3,900,485
TOTAL	$53,099,176	$98,029,615	$90,910^	$151,219,701

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.
** Includes certain securities trading primarily outside the U.S. where the value was adjusted as a result of significant market movements following the close of local trading.
^ Level 3 securities represent 0.1% of net assets.
On March 31, 2017, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities. As a result, $3,048,175 transferred out of Level 1 into Level 2. The amount of this transfer was determined based on the fair value of the securities at the end of the period.
Participatory Notes: The Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”), especially in markets where direct investment by the Fund is not possible. P-notes are generally issued by a bank or broker-dealer (the “counterparty”) and are designed to offer a return linked to a particular underlying equity security. While the holder of a P-note is entitled to receive from the counterparty any dividends paid by the underlying security, the counterparty retains legal ownership and voting rights of the underlying security. The risks associated with investing in a P-note may include the possible failure of the counterparty to perform its obligations under the terms of the agreement, an inability to liquidate or transfer the notes, and an imperfect correlation between the value of the P-note and the underlying security.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedule of Investments.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are

calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 21

recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Fund following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Fund and CRM (the “Transaction”).
For its services pursuant to the new investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.88% of the Fund’s average daily net assets. Prior to December 31, 2016, CIM, a direct subsidiary of Calvert Investments, Inc. and an indirect subsidiary of Ameritas Holding Company, provided investment advisory services to the Fund. For its services, CIM received a fee at the same annual rate of 0.95% of the Fund's average daily net assets. For the six months ended March 31, 2017, the investment advisory fee amounted to $584,493 or 0.91% (annualized) of the Fund's average daily net assets, of which $302,276 was paid to CRM and $282,217 was paid to CIM.
Pursuant to a sub-advisory agreement effective December 31, 2016, CRM pays Hermes Investment Management Limited (Hermes) a portion of its investment advisory fee for sub-advisory services provided to the Fund. Prior to December 31, 2016, CIM paid Hermes a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM and Hermes (CIM and Hermes for the period October 1, 2016 through December 30, 2016) have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.27%, 2.02%, 0.92% and 1.02% for Class A, Class C, Class I and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement may be changed or terminated after January 31, 2018. For the six months ended March 31, 2017, CRM and Hermes waived or reimbursed in total expenses of $157,026 and CIM and Hermes waived or reimbursed expenses of $135,039. A portion of the expenses waived or reimbursed was borne by Hermes.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through January 31, 2018 for Class I. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Fund at an annual rate of 0.12% of the Fund's average daily net assets, payable monthly. In addition, CIAS contractually waived administrative fees of 0.02% for the period October 1, 2016 through December 30, 2016 for Class I. For the six months ended March 31, 2017, CRM was paid administrative fees of $41,204, of which $3,603 were waived and CIAS was paid administrative fees of $35,663, of which $3,000 were waived.
The Fund adopted a new distribution plan for Class A shares (Class A Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act, which were approved by the Board of Directors and became effective as of December 31, 2016 or shortly thereafter upon approval by the shareholders of the respective class. Pursuant to the Class A Plan and Class C Plan, the

22 calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

Fund pays a distribution fee of 0.25% and 0.75% per annum for Class A and Class C, respectively, and a service fee of 0.25% per annum for Class C of its average daily net assets attributable to such class for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided. Pursuant to the Fund’s former distribution plans for Class A shares and Class C shares, the Fund was permitted to pay certain expenses associated with the distribution and servicing of its Class A and Class C shares not to exceed 0.25% for Class A and 1.00% for Class C of the Fund’s average daily net assets with respect to such class. Effective December 31, 2016, the fees are paid to Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter. Prior to December 31, 2016, the fees were paid to Calvert Investment Distributors, Inc. (CID), an affiliate of CIM and the Fund’s former distributor and principal underwriter. Distribution and service fees paid or accrued for the six months ended March 31, 2017 amounted to $39,003 or 0.25% per annum of Class A’s average daily net assets, of which $19,299 was paid to EVD and $19,704 was paid to CID, and $5,558 or 1.00% per annum of Class C’s average daily net assets, of which $3,118 was paid to EVD and $2,440 was paid to CID.
The Fund was informed that EVD and CID received $3,116 and $1,712, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Fund was also informed that EVD and CID received $747 and $981, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period.
Effective December 31, 2016, EVM provides sub-transfer agency services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016, Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Fund and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees paid to EVM were $3,670 and shareholder servicing fees paid to CIS were $3,013. Such fees are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Director of the Fund who was not an employee of CIM or its affiliates received a fee of $3,000 for each Board meeting attended plus an annual fee of $52,000. Committee members received $500 for each Committee meeting attended plus an annual fee of $2,500. Committee chairs received an additional annual retainer ranging from $6,000 to $10,000. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds’ Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser’s Chief Executive Officer and four additional members. Each member (other than the Adviser’s Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $56,977,354 and $39,782,979, respectively.
At September 30, 2016, the Fund, for federal income tax purposes, had the following capital loss carryforwards which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

Capital Loss Carryforwards
NO EXPIRATION DATE
Short-term	($620,944)
Long-term	(1,304,523)

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Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses will retain their character as either long-term or short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Unrealized appreciation	$22,042,516
Unrealized (depreciation)	(3,017,622)
Net unrealized appreciation (depreciation)	$19,024,894

Federal income tax cost of investments	$132,194,807
NOTE D — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The total value of securities on loan was $3,438,805 as of March 31, 2017.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017.

	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,900,485	$—	$—	$—	$3,900,485
Amount of recognized liabilities for securities lending transactions					$3,900,485
The carrying amount of the liability for collateral for securities loaned at March 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at March 31, 2017.
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2017.

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For the six months ended March 31, 2017, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$194,408	1.79%	$5,521,339	October 2016
NOTE F - RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
NOTE G - AFFILIATED COMPANIES

The Fund invests a portion of its assets designated for high social impact investments in notes issued by the Calvert Social Investment Foundation (the “Foundation”) pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Fund relies on exemptive relief to invest in the notes because the Fund’s investments in the notes may be considered prohibited transactions between affiliated persons under the 1940 Act. The Foundation may be considered an affiliated person of the Calvert Funds based on the overlap between the Foundation’s Board of Directors and the Funds’ Directors/Trustees and other potential affiliations. The Foundation has licensed use of the Calvert name from the Adviser, and the Adviser’s President and Chief Executive Officer serves on the Foundation Board. The Foundation is not owned or otherwise controlled by the Adviser or its affiliates. Transactions in affiliated companies by the Fund for the six months ended March 31, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 1.00%, 5/5/17	$2,000,000	$—	($2,000,000)	$—	$—	$4,111	$—	$—	$35,580
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	2,000,000	—	2,000,000	1,871,580	8,917	—	—	(128,420)
TOTALS					$1,871,580	$13,028	$—	$—	($92,840)

calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 25

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert Emerging Markets Equity Fund, a series of Calvert World Values Fund, Inc. (the “Fund”) was held on December 16, 2016 and adjourned to December 23, 2016, December 28, 2016 and January 6, 2017.

Shareholders of the Fund voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

Number of Shares*
For	Against	Abstain**	Uninstructed**
4,503,667	63,107	81,082	1,491,938

2.	Approval of a new investment sub-advisory agreement with Hermes Investment Management Limited.

Number of Shares*
For	Against	Abstain**	Uninstructed**
4,441,478	43,957	162,420	1,491,938

3.	Reaffirmation and approval of the Fund’s ability to invest in notes issued by Calvert Social Investment Foundation.

Number of Shares*
For	Against	Abstain**	Uninstructed**
4,522,181	45,505	80,171	1,491,937

4.	Approval of the Fund’s reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

Number of Shares*
For	Against	Abstain**	Uninstructed**
4,488,360	44,085	115,408	1,491,940

Shareholders of Class A shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
1,094,708	23,541	80,709	421,528

Shareholders of Class C shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
36,701	0	5,842	6,465

26 calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

Shareholders of Calvert World Values Fund, Inc. voted on the following proposal:

1.	To elect Directors of Calvert World Values Fund, Inc.:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	39,776,422	1,439,396
Alice Gresham Bullock	39,831,328	1,384,490
Cari Dominguez	39,839,990	1,375,828
Miles D. Harper III	39,768,678	1,447,140
John G. Guffey, Jr.	39,771,630	1,444,188
Joy V. Jones	39,842,813	1,373,004
Anthony A. Williams	35,278,280	5,937,538
John H. Streur	39,768,579	1,447,239

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert Emerging Markets Equity Fund
At a meeting held on October 14, 2016, the Board of Directors of Calvert World Values Fund, Inc. (“CWVF”), and by a separate vote, the Directors who are not “interested persons” of CWVF (the “Independent Directors”), approved a new Investment Advisory Agreement between CWVF and Eaton Vance Investment Advisors (renamed Calvert Research and Management) (“CRM” or the “Adviser”) and a new Investment Sub-Advisory Agreement between the Adviser and Hermes Investment Management Limited (the “Sub-Adviser”), each with respect to the Calvert Emerging Markets Equity Fund (the “Fund”). The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory and Investment Sub-Advisory Agreements would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. (“CIM”) by Eaton Vance Corporation (“Eaton Vance”) (the “Transaction”).
In connection with the proposed Transaction, the Independent Directors, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Directors also received information from the Sub-Adviser concerning the services to be provided to the Fund. The Independent Directors reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory and Investment Sub-Advisory Agreements.
The Independent Directors met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Directors participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Directors regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement, the Directors considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance’s financial condition; the proposed advisory fees; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund's projected growth and size on each Calvert Fund's performance and expenses; and CRM’s compliance program.
In considering the nature, extent, and quality of the services to be provided to the Fund by CRM under the new Investment Advisory Agreement, the Directors took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Directors considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Directors also took into account CRM’s and Eaton Vance’s proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a “dual-hat” arrangement. CRM’s administrative capabilities were also considered. The Directors concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by CRM under the new Investment Advisory Agreement.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the new Investment Advisory and Investment Sub-Advisory Agreements, including, comparisons of the Fund’s returns with those of its benchmark and the average of its Lipper category for the one- and three-year periods ended July 31, 2016.
In considering the Fund’s proposed fees and estimated expenses, the Directors considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Directors also took into account that there were no increases in the advisory fees being proposed and that for certain Calvert Funds, such as the Fund, CRM had proposed a reduction in advisory fees. The Directors further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and increase the fee waivers/expense reimbursements for other Calvert Funds. Based upon their review the Directors concluded that the proposed advisory fee was reasonable in view of the quality of services to be received by the Fund from CRM.
In reviewing the anticipated profitability of the Fund to CRM and its affiliates, the Directors considered the fact that affiliates of CRM would be providing shareholder servicing, administrative and distribution services to the Fund for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Fund. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with

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the Fund. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Fund was reasonable.
The Directors considered the effect of each Calvert Fund’s current size and potential growth on its performance and expenses. The Directors took into account management’s discussion of the Calvert Funds’ proposed advisory and sub-advisory fees. The Directors noted that the advisory fee schedule for certain Calvert Funds, will contain breakpoints that will reduce the respective advisory fee rate on assets above specified levels as the applicable Calvert Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Calvert Funds that did not currently have such breakpoints in their advisory fee schedule. The Directors determined that adding breakpoints at specified levels to the advisory fee schedules of the Calvert Funds that did not currently have breakpoints, such as the Fund, would not be appropriate at this time. The Directors noted that if the Fund’s assets increased over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Directors also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Fund;
(ii) the continued management of the Fund in a manner materially consistent with the Fund’s existing investment objective and principal investment strategies, which includes continuing to manage the Fund pursuant to responsible investment criteria as described in the prospectus;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Fund, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Directors did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
The Directors reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement and (b)†the advisory fees are reasonable in view of the quality of the services to be received by the Fund from CRM. Based on the foregoing considerations, the Directors, including the Independent Directors, approved the new Investment Advisory Agreement, subject to the approval of the Fund’s shareholders.
In connection with the proposed Transaction, the Board determined that it would be in the Fund’s best interests to have the Sub-Adviser continue to provide sub-advisory services to the Fund. The Board reviewed and discussed information provided by the Sub-Adviser and received advice from their independent legal counsel regarding their responsibilities in evaluating the proposed Transaction and the new Investment Sub-Advisory Agreement.
In evaluating the new Investment Sub-Advisory Agreement, the Directors considered information provided by the Sub-Adviser relating to its operations, personnel, investment philosophy, strategies, and techniques. Among other information, the Sub-Adviser provided biographical information on portfolio management and other professional staff, performance information for itself, and descriptions of its investment philosophies, strategies and techniques, organizational and management structures, and brokerage policies and practices.
In the course of their deliberations concerning the new Investment Sub-Advisory Agreement, the Directors evaluated, among other factors: the nature, extent and the quality of the services to be provided by the Sub-Adviser; the Sub-Adviser’s management style and long-term performance record; the Fund’s performance record and the Sub-Adviser’s performance in executing its investment strategies; the Sub-Adviser’s current level of staffing and its overall resources; the qualifications and experience of the Sub-Adviser’s personnel; and the Sub-Adviser’s financial condition with respect to its ability to perform the services required under the new Investment Sub-Advisory Agreement. The Directors noted that they reviewed detailed information about the performance results, portfolio composition and investment strategies for the Fund on a quarterly basis. The Directors also took into account that no material changes were being proposed to the investment strategies the Sub-Adviser used in managing the Fund. Based upon their review, the Directors concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Sub-Adviser under the new Investment Sub-Advisory Agreement.

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In considering the cost of services to be provided by the Sub-Adviser and the profitability to the Sub-Adviser of its relationship with the Fund, the Directors noted that CRM would pay the sub-advisory fees to the Sub-Adviser out of its advisory fee. The Board also relied on the ability of CRM to negotiate the proposed sub-advisory fee at arm’s length with the Sub-Adviser. Based upon their review, the Directors determined that the proposed sub-advisory fee was reasonable in view of the quality of services to be received by the Fund from the Sub-Adviser. Because CRM would pay the Sub-Adviser’s sub-advisory fees and those fees were negotiated at arm’s length by CRM, the cost of services provided by the Sub-Adviser and the profitability to the Sub-Adviser of its relationship with the Fund were not material factors in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Adviser’s management of the Fund to be a material factor in its consideration.
In approving the new Investment Sub-Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
The Directors reached the following conclusions regarding the new Investment Sub-Advisory Agreement, among others: (a) the Sub-Adviser is qualified to manage the Fund’s assets in accordance with the Fund’s investment objectives and policies; (b) the Sub-Adviser is likely to execute its investment strategies consistently over time; and (c) the proposed sub-advisory fees are reasonable in view of the quality of services to be received by the Fund from the Sub-Adviser. Based upon the foregoing considerations, the Directors, including the Independent Directors, approved the new Investment Sub-Advisory Agreement, subject to approval of the Fund's shareholders.

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OFFICERS AND DIRECTORS

Officers of Calvert Emerging Markets Equity Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert Emerging Markets Equity Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(4)

Joy V. Jones(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock and Dominguez and Mr. Williams began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 31

IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT EMERGING MARKETS EQUITY FUND	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24214 3.31.17

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert World Values Fund, Inc.

By:     /s/ John H. Streur
John H. Streur
President

Date: May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     May 22, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     May 22, 2017